N-6	Apr. 28, 2025 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	C.M. Life Variable Life Separate Account I
Entity Central Index Key	0000943863
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Fees and Expenses [Text Block]

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None.			N/A
Transaction Charges
Premium Load Charge. We deduct the premium load charge from each premium you pay. The current premium load charge is 6.55% of each premium payment up to and including the Target Premium, and 0.50% of premium over the Target Premium. We may increase this charge on all policies to up to 10% of each premium.
Withdrawal Charge. We deduct a withdrawal charge when you withdraw a portion of your Account Value from the policy. The charge is equal to the lesser of 2% of the amount withdrawn or $25.
Transfer Charge. We may deduct a transfer charge upon each transfer after the first 12 transfers in a Contract Year. Currently, we do not deduct a transfer charge.
Substitute Insured Charge. We deduct a substitute insured charge of $75 if the Policy Owner elects to substitute a new Insured.
Overloan Protection Rider. We assess a one-time charge based on the Account Value and Attained Age of the Insured when the Overloan Protection Rider is exercised.
Cash Surrender Value Enhancement Rider. We apply a charge against each premium payment made in Policy Years one through seven when the Cash Surrender Value Enhancement Rider is elected.
Fee Tables – Transaction Fees Fee Tables – Periodic Charges Other than Annual Fund Operating Expenses – Optional Benefit Charges Charges and Deductions – Transaction Fees
Ongoing Fees and Expenses
In addition to transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance and cost of optional riders. Those fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and risk classification). You should view the policy’s specifications page for rates applicable to your policy.
You will also bear fees and expenses associated with the Funds you choose, as shown below.
Fee Tables – Periodic Charges Other than Annual Fund Operating Expenses Charges and Deductions – Monthly Charges Against the Account Value Appendix A
	Annual Fee	Minimum	Maximum
	Fund options (Fund fees and expenses)	0.03%(1)	2.58%(1)
		[1]
Charges for Early Withdrawals [Text Block]	Charges for Early Withdrawals None. N/A
Transaction Charges [Text Block]
Transaction Charges
Premium Load Charge. We deduct the premium load charge from each premium you pay. The current premium load charge is 6.55% of each premium payment up to and including the Target Premium, and 0.50% of premium over the Target Premium. We may increase this charge on all policies to up to 10% of each premium.
Withdrawal Charge. We deduct a withdrawal charge when you withdraw a portion of your Account Value from the policy. The charge is equal to the lesser of 2% of the amount withdrawn or $25.
Transfer Charge. We may deduct a transfer charge upon each transfer after the first 12 transfers in a Contract Year. Currently, we do not deduct a transfer charge.
Substitute Insured Charge. We deduct a substitute insured charge of $75 if the Policy Owner elects to substitute a new Insured.
Overloan Protection Rider. We assess a one-time charge based on the Account Value and Attained Age of the Insured when the Overloan Protection Rider is exercised.
Cash Surrender Value Enhancement Rider. We apply a charge against each premium payment made in Policy Years one through seven when the Cash Surrender Value Enhancement Rider is elected.
Fee Tables – Transaction Fees
Fee Tables – Periodic Charges Other than Annual Fund Operating Expenses – Optional Benefit Charges
Charges and Deductions – Transaction Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses
In addition to transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance and cost of optional riders. Those fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and risk classification). You should view the policy’s specifications page for rates applicable to your policy.
You will also bear fees and expenses associated with the Funds you choose, as shown below.
Fee Tables – Periodic Charges Other than Annual Fund Operating Expenses
Charges and Deductions – Monthly Charges Against the Account Value
Appendix A
Annual Fee
Minimum
Maximum
Fund options (Fund fees and expenses)
0.03%(1)
2.58%(1)
		[1]
Investment Options (of Other Amount) Minimum [Percent]	0.03%
Investment Options (of Other Amount) Maximum [Percent]	2.58%
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Risks [Table Text Block]

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the policy.	Principal Risks – Investment Risks General Information about the Company, the Separate Account and the Underlying Funds – Underlying Funds
Not a Short-Term Investment	This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.	Overview of the Policy – What is the policy, and what is it designed to do? Principal Risks – Suitability
Risks Associated with Investment Options
An investment in this policy is subject to the risk of poor investment performance and can vary depending upon the performance of the underlying Funds you choose. Each investment option (including any fixed account investment option) has its own unique risks. You should review the prospectuses for the available Funds before making an investment decision.
Principal Risks – Investment Risks General Information about the Company, the Separate Account and the Underlying Funds – Underlying Funds
Insurance Company Risks
An investment in this policy is subject to the risks related to the Depositor (C.M. Life). Any obligations (including under any fixed account investment option), guarantees, or benefits of the policy are subject to the claims-paying ability of C.M. Life. If C.M. Life experiences financial distress, it may not be able to meet its obligations to you. More information about C.M. Life, including its financial strength ratings, is available by calling (800) 665-2654 or by visiting www.MassMutual.com/ratings.
General Information About the Company, the Separate Account and the Underlying Funds – The Guaranteed Principal Account
Policy Termination
Your policy could terminate (or lapse) if the Surrender Value of the policy becomes too low to support the policy’s monthly charges, or if total Policy Debt exceeds the Account Value. Factors that may cause your policy to lapse include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. If your policy lapses, you may be able to reinstate it. To reinstate your policy, you must provide us certain written materials we require as well as a premium payment sufficient to keep the policy In Force for three months after reinstatement. The death benefit will not be paid if the policy has lapsed.
Principal Risks – Policy Termination Policy Termination and Reinstatement

Investment Restrictions [Text Block]
Generally, you may transfer Account Value among the Separate Account Divisions and the Guaranteed Principal Account (GPA), subject to certain limitations. We also offer two automated transfer programs: Automated Account Value Transfer and Automated Account Re-balancing.
Transfers of the policy’s Account Value are subject to the following conditions:
  Transfers from the GPA are limited to one per Policy Year and may not exceed 25% of your Account Value in the GPA (less any Policy Debt).
  There is one exception to this rule. If you have transferred 25% of the GPA Value (less any Policy Debt) for three consecutive years and you have not added any Net Premium or transferred amounts to the GPA during these three consecutive years, you may transfer the remainder of the GPA Value (less any Policy Debt) out of the GPA in the succeeding Policy Year.
  Transfers (including transfers through automated programs) cannot be processed during a Grace Period.
In addition, we reserve the right to reject or restrict transfers if we determine the transfers reflect frequent trading or a market timing strategy, or we are required to reject or restrict by the applicable Fund.
C.M. Life also reserves the right to remove or substitute Funds as investment options that are available under the policy.

Optional Benefit Restrictions [Text Block]
Optional benefits, such as riders, may alter the benefits or charges under your policy. Rider availability and benefits may vary by state of issue, and their election may have tax consequences. Riders may have restrictions or limitations. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders.

Tax Implications [Text Block]
  You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy.
  If you purchase the policy through a qualified retirement plan, you do not receive any additional tax deferral.
Withdrawals and partial surrenders are taxed as recovery of cost basis first and income second. Loans and collateral assignments are not taxable when taken. Any gain on your policy is taxed as ordinary income.
  If your policy becomes a Modified Endowment Contract or MEC, loans, collateral assignments, withdrawals, and other pre-death distributions will be taxed as income first and recovery of cost basis second. You may have to pay a penalty tax if you take a distribution before you attain age 59½.

Investment Professional Compensation [Text Block]
Your registered representative may receive compensation in the form of commissions for selling the policy to you. If your registered representative is also a MassMutual  insurance agent, they are also eligible for certain cash and non-cash benefits from us. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (policy retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the policy may help these registered representatives and their supervisors qualify for such benefits.
This conflict of interest may influence your registered representative to offer or recommend this policy over another investment.

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you the policy in place of the one you own. You should only exchange your current life insurance policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own your existing life insurance policy.

Item 4. Fee Table [Text Block]
Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, or making withdrawals from the policy. Please refer to your policy’s specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes fees and expenses that you will pay at the time you buy the policy, make withdrawals from the policy, transfer Account Value between investment options, or exercise certain rider options. We do not charge a surrender charge.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium Load Charge	When you pay premium	Maximum:	10.00% of each premium payment
Current:
		Below Target(1):	6.55% of each premium payment
		At Target(1):	0.50% of each premium payment
Withdrawal Charge	When you withdraw a portion of your Account Value from the policy	Maximum:	2.00% of the amount withdrawn, not to exceed $25 per withdrawal
		Current:	2.00% of the amount withdrawn, not to exceed $25 per withdrawal
Transfer Fees	Upon each transfer after the first 12 transfers in a Policy Year	Maximum:	$10 per transfer
		Current:	$0 per transfer
Substitute Insured Charge	If Policy Owner elects to substitute a new Insured	Maximum:	$75
		Current:	$75
Optional Benefit Charges:
Overloan Protection Rider	Once, when you exercise the rider	Maximum:	3.71% of Account Value(2)
		Minimum:	1.02% of Account Value(2)
		Representative Insured: Age 80	3.19% of Account Value(2)

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Cash Surrender Value Enhancement Rider
Base Selected Face Amount Percentage Charge	When you pay premium	Maximum:
		Policy Years 1–7:	0.50% of each premium payment
		Policy Years 8+:	0.00% of each premium payment
Current:
		Policy Years 1–7:	0.50% of each premium payment
		Policy Years 8+:	0.00% of each premium payment
Term Rider Selected Face Amount Percentage Charge	When you pay premium	Maximum:
		Policy Years 1–7:	0.50% of each premium payment
		Policy Years 8+:	0.00% of each premium payment
Current:
		Policy Years 1–7:	0.50% of each premium payment
		Policy Years 8+:	0.00% of each premium payment
The next table describes the fees and expenses that you will pay periodically, during the time that you own the policy, other than Fund fees and expenses.

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charge:
Cost of Insurance Charge(1)(2)	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$23.98 per $1,000 of Insurance Risk
		Minimum:	$0.01 per $1,000 of Insurance Risk
		Representative Insured: Age 45, Non-Smoker, Standard Risk, Death Benefit Option 1(3)	$0.04 per $1,000 of Insurance Risk
Base Face Amount Charge	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$0.025 per $1,000 of an amount equal to the greater of (i) the Initial Base Selected Face Amount or (ii) the initial premium multiplied by the applicable Minimum Death Benefit Percentage
		Current:	$0.025 per $1,000 of an amount equal to the greater of (i) the Initial Base Selected Face Amount or (ii) the initial premium multiplied by the applicable Minimum Death Benefit Percentage
Mortality & Expense Risk Fees(4)	Monthly, on the policy’s Monthly Calculation Date	Maximum:	1.10% of the policy’s Variable Account Value
Current:
		Policy Years 1−10:	0.60% of the policy’s Variable Account Value
		Policy Years 11+:	0.50% of the policy’s Variable Account Value
Administrative Charge	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$9.00 per month
		Current:	$5.00 per month
Loan Interest Rate Expense Charge(5)	Daily, if there is Policy Debt	Maximum:	3.00% of loaned amount annually
Current:
		Policy Years 1−10:	1.00% of loaned amount annually
		Policy Years 11+:	0.00% of loaned amount annually

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Optional Benefit Charges:
Supplemental Monthly Term Insurance Rider (Cost of Insurance Charge)(1)(6)	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$31.33 per $1,000 of Insurance Risk
		Minimum:	$0.01 per $1,000 of Insurance Risk
		Representative Insured: Age 45, Non-Smoker, Standard Risk(3)	$0.04 per $1,000 of Insurance Risk
Supplemental Monthly Term Insurance Rider (Face Amount Charge)	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$0.025 per $1,000 of amount of monthly term insurance
		Current:	$0.025 per $1,000 of amount of monthly term insurance
The next table shows the minimum and maximum total operating expenses charged by any of the Funds in which your Separate Account Divisions invest that you may pay periodically during the time that you own the policy. A complete list of Funds in which the Separate Account Divisions invest, including their annual expenses, may be found at the back of this document in Appendix A. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Annual Fund Operating Expenses	Minimum	Maximum
Range of annual fund operating expenses including management fees, distribution and/or service (12b-1) fees and other expenses.(1)	0.03%	2.58%
		[2],[3],[4],[5],[6],[7],[8],[9],[10]
Transaction Expenses [Table Text Block]

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium Load Charge	When you pay premium	Maximum:	10.00% of each premium payment
Current:
		Below Target(1):	6.55% of each premium payment
		At Target(1):	0.50% of each premium payment
Withdrawal Charge	When you withdraw a portion of your Account Value from the policy	Maximum:	2.00% of the amount withdrawn, not to exceed $25 per withdrawal
		Current:	2.00% of the amount withdrawn, not to exceed $25 per withdrawal
Transfer Fees	Upon each transfer after the first 12 transfers in a Policy Year	Maximum:	$10 per transfer
		Current:	$0 per transfer
Substitute Insured Charge	If Policy Owner elects to substitute a new Insured	Maximum:	$75
		Current:	$75
Optional Benefit Charges:
Overloan Protection Rider	Once, when you exercise the rider	Maximum:	3.71% of Account Value(2)
		Minimum:	1.02% of Account Value(2)
		Representative Insured: Age 80	3.19% of Account Value(2)

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Cash Surrender Value Enhancement Rider
Base Selected Face Amount Percentage Charge	When you pay premium	Maximum:
		Policy Years 1–7:	0.50% of each premium payment
		Policy Years 8+:	0.00% of each premium payment
Current:
		Policy Years 1–7:	0.50% of each premium payment
		Policy Years 8+:	0.00% of each premium payment
Term Rider Selected Face Amount Percentage Charge	When you pay premium	Maximum:
		Policy Years 1–7:	0.50% of each premium payment
		Policy Years 8+:	0.00% of each premium payment
Current:
		Policy Years 1–7:	0.50% of each premium payment
		Policy Years 8+:	0.00% of each premium payment

Premium Taxes, Description [Text Block]	Premium Load Charge
Premium Taxes, When Deducted [Text Block]	When you pay premium
Premium Taxes (of Premium Payments), Maximum [Percent]	10.00%
Premium Taxes (of Premium Payments), Current [Percent]	6.55%
Premium Taxes (of Other Amount), Current [Percent]	0.50%
Deferred Sales Charge, Description [Text Block]	Withdrawal Charge
Deferred Sales Charge, When Deducted [Text Block]	When you withdraw a portion of your Account Value from the policy
Deferred Sales Load, Maximum [Dollars]	$ 25
Deferred Sales Load, Current [Dollars]	$ 25
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	2.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	2.00%
Transfer Fees, Description [Text Block]	Transfer Fees
Transfer Fees, When Deducted [Text Block]	Upon each transfer after the first 12 transfers in a Policy Year
Transfer Fee, Maximum [Dollars]	$ 10
Transfer Fee, Current [Dollars]	$ 0
Other Transaction Fee, Description [Text Block]	Substitute Insured Charge
Other Transaction Fee, When Deducted [Text Block]	If Policy Owner elects to substitute a new Insured
Other Transaction Fee, Maximum [Dollars]	$ 75
Other Transaction Fee, Current [Dollars]	$ 75
Periodic Charges [Table Text Block]
Periodic Charges Other than Annual Fund Operating Expenses
Charge
When Charge is Deducted
Amount Deducted
Base Contract Charge:
Cost of Insurance Charge(1)(2)
Monthly, on the policy’s
Monthly Calculation Date
Maximum:
$23.98 per $1,000 of Insurance Risk
Minimum:
$0.01 per $1,000 of Insurance Risk
Representative
Insured:
Age 45,
Non-Smoker,
Standard Risk,
Death Benefit
Option 1(3)
$0.04 per $1,000 of Insurance Risk
Base Face Amount Charge
Monthly, on the policy’s
Monthly Calculation Date
Maximum:
$0.025 per $1,000 of an amount equal to the greater of (i) the Initial Base Selected Face Amount or (ii) the initial premium multiplied by the applicable Minimum Death Benefit Percentage
Current:
$0.025 per $1,000 of an amount equal to the greater of (i) the Initial Base Selected Face Amount or (ii) the initial premium multiplied by the applicable Minimum Death Benefit Percentage
Mortality & Expense Risk Fees(4)
Monthly, on the policy’s
Monthly Calculation Date
Maximum:
1.10% of the policy’s Variable Account Value
Current:
Policy Years 1−10:
0.60% of the policy’s Variable Account Value
Policy Years 11+:
0.50% of the policy’s Variable Account Value
Administrative Charge
Monthly, on the policy’s
Monthly Calculation Date
Maximum:
$9.00 per month
Current:
$5.00 per month
Loan Interest Rate Expense Charge(5)
Daily, if there is Policy Debt
Maximum:
3.00% of loaned amount annually
Current:
Policy Years 1−10:
1.00% of loaned amount annually
Policy Years 11+:
0.00% of loaned amount annually
Optional Benefit Charges:
Supplemental Monthly Term Insurance Rider
(Cost of Insurance Charge)(1)(6)
Monthly, on the policy’s
Monthly Calculation Date
Maximum:
$31.33 per $1,000 of Insurance Risk
Minimum:
$0.01 per $1,000 of Insurance Risk
Representative
Insured:
Age 45,
Non-Smoker,
Standard Risk(3)
$0.04 per $1,000 of Insurance Risk
Supplemental Monthly Term Insurance Rider
(Face Amount Charge)
Monthly, on the policy’s
Monthly Calculation Date
Maximum:
$0.025 per $1,000 of amount of monthly term insurance
Current:
$0.025 per $1,000 of amount of monthly term insurance
		[4],[6],[7],[8],[9],[10]
Insurance Cost, Description [Text Block]	Cost of Insurance Charge(1)(2)
Insurance Cost, When Deducted [Text Block]	Monthly, on the policy’sMonthly Calculation Date
Insurance Cost, Representative Investor [Text Block]	RepresentativeInsured:Age 45,Non-Smoker,Standard Risk,Death BenefitOption 1$0.04 per $1,000 of Insurance Risk
Insurance Cost, Maximum [Dollars]	$ 23.98
Insurance Cost, Minimum [Dollars]	$ 0.01
Mortality Risk Fees, Description [Text Block]	Mortality & Expense Risk Fees(4)
Mortality Risk Fees, When Deducted [Text Block]	Monthly, on the policy’sMonthly Calculation Date
Mortality Risk Fees (of Other Amount), Maximum [Percent]	1.10%
Mortality Risk Fees (of Other Amount), Current [Percent]	0.60%
Expense Risk Fees, Description [Text Block]	Loan Interest Rate Expense Charge(5)
Expense Risk Fees, When Deducted [Text Block]	Daily, if there is Policy Debt
Expense Risk Fees (of Face Amount), Maximum [Percent]	3.00%
Expense Risk Fees (of Face Amount), Current [Percent]	1.00%
Administrative Expenses, Description [Text Block]	Administrative Charge
Administrative Expenses, When Deducted [Text Block]	Monthly, on the policy’sMonthly Calculation Date
Administrative Expense, Maximum [Dollars]	$ 9.00
Administrative Expense, Current [Dollars]	$ 5.00
Other Annual Expense, Description [Text Block]	Base Face Amount Charge
Other Annual Expense, When Deducted [Text Block]	Monthly, on the policy’sMonthly Calculation Date
Other Annual Expense, Maximum [Dollars]	$ 0.025
Other Annual Expense, Current [Dollars]	$ 0.025
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Operating Expenses	Minimum	Maximum
Range of annual fund operating expenses including management fees, distribution and/or service (12b-1) fees and other expenses.(1)	0.03%	2.58%

Portfolio Company Expenses [Text Block]	Range of annual fund operating expenses including management fees, distribution and/or service (12b-1) fees and other expenses.
Portfolio Company Expenses Minimum [Percent]	0.03%
Portfolio Company Expenses Maximum [Percent]	2.58%
Item 5. Principal Risks [Table Text Block]
Principal Risks
Investment Risks
The value of your policy will fluctuate with the performance of the Separate Account Divisions you select. Your Separate Account Divisions may decline in value or they may not perform to your expectations. You bear the investment risk of any Account Value invested in the Separate Account Divisions. It is possible you could lose your entire investment.
The type of investments that a Fund company makes will also create risk. A comprehensive discussion of the risks of each of the Funds underlying the Separate Account Divisions may be found in that Fund’s prospectus. You should read the Fund’s prospectus carefully before investing.
Suitability
Variable life insurance is designed to help meet long-term financial goals. It is not suitable as a vehicle for short-term savings. You should not purchase the policy if you will need the premium payment in a short period of time. We may restrict short-term investment strategies.
Early Surrender
An early surrender can result in adverse tax consequences.
Withdrawals
A withdrawal will reduce your policy’s Account Value by the amount withdrawn. In addition, we impose a withdrawal charge whenever you withdraw a portion of your Account Value. If the policy’s Surrender Value is reduced to a point where it cannot meet a monthly deduction, your policy may terminate. A withdrawal may also reduce your policy’s Base Selected Face Amount and may have adverse tax consequences.
Loans
Taking a loan from your policy has several risks: (1) it may increase the risk that your policy will terminate; (2) it will have a permanent effect on your policy’s Surrender Value; (3) it may increase the amount of premium needed to keep the policy In Force; (4) it will reduce the death benefit proceeds; and (5) it has potential adverse tax consequences.
Policy Termination
Your policy could terminate if the Surrender Value of the policy becomes too low to support the policy’s monthly charges. The policy may also terminate if Policy Debt reaches the Policy Debt Limit (which means the Policy Debt equals or exceeds your Account Value). Factors that may cause your policy to terminate include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. Poor investment performance of the Funds selected by the Owner and the deduction of policy fees and monthly charges may result in termination of the policy even if all Planned Premiums are timely paid. Before the policy terminates, however, you will receive a Grace Period during which you will be notified in writing that your coverage may terminate unless you pay additional premium. No death benefit or other benefits under the policy will be paid once the policy terminates.
Limitations on Access to Cash Value
•	Withdrawals are not available in the first Policy Year; however, full surrenders are permitted.
•	We may not allow a withdrawal if it would reduce the Base Selected Face Amount to less than the policy’s minimum Base Selected Face Amount.
•
The minimum withdrawal is $100 and the maximum withdrawal is 90% of your Account Value, less outstanding Policy Debt and less an amount equal to the (i) most recent monthly charges multiplied by (ii) one plus the number of Monthly Calculation Dates remaining until the next Policy Anniversary.

•	There may be little to no cash value available for loans and withdrawals in the policy’s early years.
Insurance Company Insolvency
It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise that exceed the value of the assets in the Separate Account.
Adverse Tax Consequences
Certain transactions (including, but not limited to, withdrawals, surrenders and loans) may lead to a taxable event. Under certain circumstances (usually if your premium payments in the first seven years or less exceed specified limits), your policy may become a ‘‘Modified Endowment Contract’’ (MEC). Under federal tax law, loans, collateral assignments, withdrawals, and other pre-death distributions received from a MEC policy are taxed as income first and recovery of cost basis second. Also, distributions includible in income received before you attain age 59½ may be subject to a 10% penalty tax.
Existing tax laws that benefit this policy may change at any time.
Policy Charge Increase
We have the right to increase certain policy and rider charges; however, the charges will not exceed the maximum charges identified in the fee tables. If we increase a policy or rider charge, you may need to increase the amount and/or frequency of your premiums to keep your policy In Force. We will notify the Policy Owner of any such changes through a prospectus supplement.
Cybersecurity and Certain Business Continuity Risks
The Company relies on its parent, MassMutual®, for various operating and administrative services including computer systems. MassMutual’s operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on MassMutual’s results of operations and corporate reputation. In addition, MassMutual must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If MassMutual fails to maintain secure and well-functioning information systems, it may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, MassMutual cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on MassMutual’s businesses, results of operations and financial condition. For additional detail regarding cybersecurity and related risks, please see “Other Information – Computer System, Cybersecurity, and Service Disruption Risks” in this prospectus.

Item 10. Standard Death Benefits (N-6) [Table Text Block]
Death Benefit
If the Insured dies while the policy is In Force and we determine the claim is valid, we will pay the death benefit to the Beneficiary in a lump sum.
The death benefit will be the amount provided by the death benefit option in effect on the date of death, increased by the portion of any monthly charges already deducted that apply to a period beyond the date of death, and reduced by any outstanding Policy Debt, and any unpaid monthly charges to the date of death. The death benefit is calculated as of the date of the Insured’s death.
The Minimum Death Benefit for your policy is based on your policy’s Account Value as described below.
Minimum Death Benefit
In order to qualify as life insurance under IRC Section 7702, the policy must have a Minimum Death Benefit that is determined by one of two compliance tests. You choose the test when you apply for the policy. You cannot change your choice of test after the policy is issued.
For purposes of computing any Minimum Death Benefit under Death Benefit Options 1, 2, or 3 to be paid in the event of death of the Insured in Policy Years 1 through 11, and only for such purposes, the policy’s Account Value will be increased by the amount of the Enhancement Benefit under the Cash Surrender Value Enhancement Rider, if elected.
Cash Value Accumulation Test (CVAT)
Under this test, the Minimum Death Benefit on any date is equal to the Account Value on that date multiplied by the death benefit factor for the Insured’s Attained Age on that date. The death benefit factor depends on the Insured’s gender, Attained Age, tobacco use risk classification, and the CVAT interest rate under Section 7702 of the IRC.
Guideline Premium Test
Under this test, the Minimum Death Benefit on any date is equal to a percentage of the Account Value on that date. The Minimum Death Benefit percentage varies only by the Attained Age of the Insured.
Your choice of the Guideline Premium Test or the Cash Value Accumulation Test will depend on how you intend to pay premiums. You should review policy illustrations of both approaches with your registered representative to determine how the policy works under each test, and which is best for you.
Death Benefit Options
When you apply for the policy, you must choose a Base Selected Face Amount and one of three death benefit options. These are:Death Benefit Option 1 – the death benefit is the greater of:the Base Selected Face Amount in effect on the date of death; orthe Minimum Death Benefit in effect on the date of death.Death Benefit Option 2 – the death benefit is the greater of:the sum of the Base Selected Face Amount in effect on the date of death, plus the Account Value on the date of death; orthe Minimum Death Benefit in effect on the date of death.Death Benefit Option 3 – the death benefit is the greatest of:the sum of the Base Selected Face Amount in effect on the date of death, plus the sum of all premiums paid (and not refunded), less withdrawals; orthe Base Selected Face Amount in effect on the date of death; orthe Minimum Death Benefit in effect on the date of death.If the Insured dies while the policy is In Force, we will pay the death benefit based on the option in effect on the date of death, with the following adjustments:We add the part of any monthly cost of insurance charges that apply for the period beyond the date of death; andWe deduct any Policy Debt outstanding on the date of death; andWe deduct any monthly charges unpaid as of the date of death.If the Insured dies during a Grace Period, any unpaid premium needed to avoid Policy Termination will also be deducted from the death benefit.You should note that under Death Benefit Options 1 and 3, the death benefit amount is not affected by your policy’s investment experience unless the death benefit is based on the Minimum Death Benefit. Under Death Benefit Option 2, the death benefit is a variable death benefit. This means that, because the death benefit amount includes the Account Value, it can change from day to day. Your policy’s Account Value will vary due to the investment performance of the Separate Account Divisions in which you have allocated premium. It is also impacted by the deduction of charges and other policy expenses.
The examples assume no additions to or deductions from the Base Selected Face Amount or Minimum Death Benefit are applicable.
Right to Change the Death Benefit Option
You may change your Death Benefit Option at any time while the Insured is living by Written Request and subject to our guidelines regarding proof of insurability. However, no change will be permitted after the Policy Anniversary nearest the Insured’s 95th birthday. There is no charge for a change in death benefit option; however, the monthly deduction amount will change.
If the change is from:
•	Death Benefit Option 1 to 2, or
•	Death Benefit Option 1 to 3, or
•	Death Benefit Option 2 to 3, or
•	Death Benefit Option 3 to 2,
then the Base Selected Face Amount after the change will equal the Base Selected Face Amount before the change, and evidence of insurability will be required.
If the change is from Death Benefit Option 2 to 1, then the Base Selected Face Amount after the change will equal the Base Selected Face Amount before the change plus the Account Value, and no evidence of insurability is required.
If the change is from Death Benefit Option 3 to 1, then the Base Selected Face Amount after the change will equal the greater of (i) the Base Selected Face Amount before the change and (ii) the Base Selected Face Amount before the change plus the sum of all premiums paid (and not refunded), less withdrawals. No evidence of insurability is required.
The death benefit following a death benefit option change, however, may behave differently based on the new death benefit option in effect. For example, if the Minimum Death Benefit doesn’t apply and if a Policy Owner changes the Death Benefit Option from option 1 (death benefit = Base Selected Face Amount) to option 2 (death benefit = Base Selected Face Amount + Account Value), the death benefit after the change will be increased by the Account Value rather than remaining level. The Policy Owner may decide to make this change if the desire is to have a death benefit that will increase if the Account Value grows.
Alternatively, a Policy Owner may change from death benefit option 2 to option 1 if they would like to have a level death benefit following the change. Having a level death benefit (rather than increasing as the Account Value grows) could reduce the policy’s Insurance Risk as the policy’s Account Value increases and, as a result, could reduce the monthly insurance charges.
The effective date of any change in the death benefit option will be your first Policy Anniversary on, or next following, the later of:
•	the date we approve your Written Request for such change; or
•	the requested effective date of the change.
Please see Appendix C for examples of how a change in death benefit option may impact the policy’s Base Selected Face Amount.
Right to Change the Base Selected Face Amount
You may request an increase or decrease in the Base Selected Face Amount. If you change your Base Selected Face Amount, your policy charges will change accordingly. If you increase the Base Selected Face Amount, the cost of insurance charge for your policy will increase because of the increase in the Insurance Risk. If you decrease the Base Selected Face Amount, the cost of insurance charge for your policy will decrease because of the decrease in Insurance Risk.
If you increase or decrease the Base Selected Face Amount, your policy may become a MEC under federal tax law. MECs are discussed in the ‘‘Federal Income Tax Considerations’’ section; however, you should consult your tax adviser for information on how a MEC may affect your tax situation.
Increases in Base Selected Face Amount
You may increase the Base Selected Face Amount by Written Request beginning six months after the Policy Date or six months after a previous increase. We may request adequate evidence of insurability for an increase.
We will not allow an increase in the Base Selected Face Amount after the Insured’s Attained Age 80. Any increase in the Base Selected Face Amount will be effective on the Monthly Calculation Date which is on, or next follows, the later of:
•	the date we approve your Written Request for such change; or
•	the requested effective date of the change.
Any increase must be for at least $5,000.
Decreases in Base Selected Face Amount
You may also decrease your Base Selected Face Amount. The Base Selected Face Amount after a decrease must be at least $25,000.
Any requested decrease in the Base Selected Face Amount will be effective on the Monthly Calculation Date which is on, or next follows the later of:
•	the date we approve your Written Request for such change; or
•	the requested effective date of the change.
A decrease in the Base Selected Face Amount may have adverse tax consequences.
When We Pay Death Benefit Proceeds
If the policy is In Force, and it is determined that the claim is valid, we normally pay the death benefit within seven calendar days after the date we receive due proof of the Insured’s death and all required documents, in Good Order, at our Administrative Office.
Certain situations may delay payment of a death claim. These situations include, but are not limited to, our right to contest the validity of a death claim. We investigate all death claims that occur within the policy’s two-year contestable periods as described below.
We have the right to contest the validity of the policy for any material misrepresentation of a fact within two years:
•	after the policy is issued;
•	after an increase in the Base Selected Face Amount; or
•	after reinstatement.
We may also investigate death claims beyond the contestable periods. After any two-year contestable period, we generally cannot contest the validity of a policy or a Face Amount increase, except for failure to pay premiums. However, if the application(s) contains a fraudulent misstatement of fact, we may contest at any time, to the extent permitted by law.
We generally determine whether the contested claim is valid within five days after we receive the information from a completed investigation. Since it may take some time to receive the information, payment could be delayed during this period.
We can also delay payment of the death benefit if the policy has Account Value invested in the Separate Account on the date of death during any period that:
•	it is not reasonably practicable to determine the amount because the NYSE is closed (other than customary weekend and holiday closings);
•	trading is restricted by the SEC;
•	an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or we cannot reasonably value the shares of the Funds; or
•	the SEC, by order, permits us to delay payment in order to protect our Policy Owners.
We will pay interest on the death benefit from the date of death to the date of a lump sum payment. Interest will be computed (1) at a rate we declare for funds left on deposit with us applicable to individual life insurance policies, or if we have not established such a rate, the Two Year Treasury Constant Maturity Rate as published by the Federal Reserve, or, (2) if greater, the annual rate required by applicable state law. In determining the effective annual rate, we will use the rate in effect on the date of death.
We will pay the death benefit in a lump sum.
Although the death benefit is generally excludible from the income of the Beneficiary who receives it, interest on the death benefit is includible in the Beneficiary’s income in the year such interest is credited.
Suicide
If the Insured dies by suicide, while sane or insane, and the policy is In Force, the policy will terminate.
•	If the death occurs within two years from the Issue Date, we will refund the sum of premiums paid for the policy, less any Policy Debt and amounts withdrawn.
•
If the death occurs after two years from the Issue Date but within two years from an increase in the Base Selected Face Amount, we will refund the sum of the monthly charges associated with the Base Selected Face Amount increase.

•
If the death occurs after two years from the Issue Date but within two years after the policy is reinstated, we will refund the sum of premiums you paid to reinstate the policy and any premiums you paid thereafter, less any Policy Debt and amounts you withdrew.

•
If death occurs after two years from the Issue Date, and there has been no increase in the Base Selected Face Amount or reinstatement during the prior two-year period, we will pay the full death benefit, less any Policy Debt.

For policies issued in Colorado, Minnesota, Missouri, and North Dakota, all references in this provision to ‘‘two years’’ should be replaced with ‘‘one year.’’

Example:

Assume a policy is issued with $500,000 Base Selected Face Amount under Death Benefit Option 1. In Policy Year 4, the owner applies for a $250,000 Base Selected Face Amount increase, which is approved. If the Insured commits suicide within two years of the increase, the benefit payable to the beneficiaries is equal to the original $500,000 death benefit, plus an additional payment equal to the monthly charges that were deducted from the Account Value for the increase segment of $250,000.
Misstatement of Age or Gender
If the Insured’s date of birth or gender is misstated in the application, or the policy has been issued incorrectly, an adjustment will be made. If the adjustment is made when the Insured dies, the death benefit will reflect the amount provided by the most recent monthly cost of insurance charges using the correct age and gender. If the adjustment is made while the Insured is living, monthly charges after the adjustment will be based on the correct age and gender.

Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Right to Change the Death Benefit OptionYou may change your Death Benefit Option at any time while the Insured is living by Written Request and subject to our guidelines regarding proof of insurability. However, no change will be permitted after the Policy Anniversary nearest the Insured’s 95th birthday. There is no charge for a change in death benefit option; however, the monthly deduction amount will change.If the change is from:Death Benefit Option 1 to 2, orDeath Benefit Option 1 to 3, orDeath Benefit Option 2 to 3, orDeath Benefit Option 3 to 2,then the Base Selected Face Amount after the change will equal the Base Selected Face Amount before the change, and evidence of insurability will be required.If the change is from Death Benefit Option 2 to 1, then the Base Selected Face Amount after the change will equal the Base Selected Face Amount before the change plus the Account Value, and no evidence of insurability is required.If the change is from Death Benefit Option 3 to 1, then the Base Selected Face Amount after the change will equal the greater of (i) the Base Selected Face Amount before the change and (ii) the Base Selected Face Amount before the change plus the sum of all premiums paid (and not refunded), less withdrawals. No evidence of insurability is required.The death benefit following a death benefit option change, however, may behave differently based on the new death benefit option in effect. For example, if the Minimum Death Benefit doesn’t apply and if a Policy Owner changes the Death Benefit Option from option 1 (death benefit = Base Selected Face Amount) to option 2 (death benefit = Base Selected Face Amount + Account Value), the death benefit after the change will be increased by the Account Value rather than remaining level. The Policy Owner may decide to make this change if the desire is to have a death benefit that will increase if the Account Value grows.Alternatively, a Policy Owner may change from death benefit option 2 to option 1 if they would like to have a level death benefit following the change. Having a level death benefit (rather than increasing as the Account Value grows) could reduce the policy’s Insurance Risk as the policy’s Account Value increases and, as a result, could reduce the monthly insurance charges.The effective date of any change in the death benefit option will be your first Policy Anniversary on, or next following, the later of:the date we approve your Written Request for such change; orthe requested effective date of the change.Please see Appendix C for examples of how a change in death benefit option may impact the policy’s Base Selected Face Amount.Right to Change the Base Selected Face AmountYou may request an increase or decrease in the Base Selected Face Amount. If you change your Base Selected Face Amount, your policy charges will change accordingly. If you increase the Base Selected Face Amount, the cost of insurance charge for your policy will increase because of the increase in the Insurance Risk. If you decrease the Base Selected Face Amount, the cost of insurance charge for your policy will decrease because of the decrease in Insurance Risk.If you increase or decrease the Base Selected Face Amount, your policy may become a MEC under federal tax law. MECs are discussed in the ‘‘Federal Income Tax Considerations’’ section; however, you should consult your tax adviser for information on how a MEC may affect your tax situation.Increases in Base Selected Face AmountYou may increase the Base Selected Face Amount by Written Request beginning six months after the Policy Date or six months after a previous increase. We may request adequate evidence of insurability for an increase.We will not allow an increase in the Base Selected Face Amount after the Insured’s Attained Age 80. Any increase in the Base Selected Face Amount will be effective on the Monthly Calculation Date which is on, or next follows, the later of:the date we approve your Written Request for such change; orthe requested effective date of the change.Any increase must be for at least $5,000.Decreases in Base Selected Face AmountYou may also decrease your Base Selected Face Amount. The Base Selected Face Amount after a decrease must be at least $25,000.Any requested decrease in the Base Selected Face Amount will be effective on the Monthly Calculation Date which is on, or next follows the later of:the date we approve your Written Request for such change; orthe requested effective date of the change.A decrease in the Base Selected Face Amount may have adverse tax consequences.When We Pay Death Benefit ProceedsIf the policy is In Force, and it is determined that the claim is valid, we normally pay the death benefit within seven calendar days after the date we receive due proof of the Insured’s death and all required documents, in Good Order, at our Administrative Office.Certain situations may delay payment of a death claim. These situations include, but are not limited to, our right to contest the validity of a death claim. We investigate all death claims that occur within the policy’s two-year contestable periods as described below.We have the right to contest the validity of the policy for any material misrepresentation of a fact within two years:after the policy is issued;after an increase in the Base Selected Face Amount; orafter reinstatement.We may also investigate death claims beyond the contestable periods. After any two-year contestable period, we generally cannot contest the validity of a policy or a Face Amount increase, except for failure to pay premiums. However, if the application(s) contains a fraudulent misstatement of fact, we may contest at any time, to the extent permitted by law.We generally determine whether the contested claim is valid within five days after we receive the information from a completed investigation. Since it may take some time to receive the information, payment could be delayed during this period.We can also delay payment of the death benefit if the policy has Account Value invested in the Separate Account on the date of death during any period that:it is not reasonably practicable to determine the amount because the NYSE is closed (other than customary weekend and holiday closings);trading is restricted by the SEC;an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or we cannot reasonably value the shares of the Funds; orthe SEC, by order, permits us to delay payment in order to protect our Policy Owners.We will pay interest on the death benefit from the date of death to the date of a lump sum payment. Interest will be computed (1) at a rate we declare for funds left on deposit with us applicable to individual life insurance policies, or if we have not established such a rate, the Two Year Treasury Constant Maturity Rate as published by the Federal Reserve, or, (2) if greater, the annual rate required by applicable state law. In determining the effective annual rate, we will use the rate in effect on the date of death.We will pay the death benefit in a lump sum.Although the death benefit is generally excludible from the income of the Beneficiary who receives it, interest on the death benefit is includible in the Beneficiary’s income in the year such interest is credited.
Charges and Contract Values, Note (N-6) [Text Block]	The death benefit following a death benefit option change, however, may behave differently based on the new death benefit option in effect. For example, if the Minimum Death Benefit doesn’t apply and if a Policy Owner changes the Death Benefit Option from option 1 (death benefit = Base Selected Face Amount) to option 2 (death benefit = Base Selected Face Amount + Account Value), the death benefit after the change will be increased by the Account Value rather than remaining level. The Policy Owner may decide to make this change if the desire is to have a death benefit that will increase if the Account Value grows.Alternatively, a Policy Owner may change from death benefit option 2 to option 1 if they would like to have a level death benefit following the change. Having a level death benefit (rather than increasing as the Account Value grows) could reduce the policy’s Insurance Risk as the policy’s Account Value increases and, as a result, could reduce the monthly insurance charges.
Item 11. Other Benefits Available (N-6) [Text Block]
Other Benefits Available Under the  Policy
Additional Benefits
In addition to the standard death benefit associated with your policy, other standard and/or optional benefits may be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the “Fee Table” section.
You can obtain additional benefits if you request them and/or qualify for them. We provide certain additional benefits by rider or endorsement. The cost of each rider is generally deducted as part of the monthly charges. Some riders do not result in monthly charges, but do require a fee to exercise the riders or a charge applied against each premium payment made. Adding or removing a rider for which there is a monthly charge may impact the premium limitations on your policy. For additional information, please see ‘‘Premium Limitations’’ in the ‘‘Premiums’’ section. If you choose to add a rider, you may cancel it at any time upon Written Request. You may not, however, add or remove a rider during a Grace Period. You must pay any premium due before such transaction requests can be processed. Having one or more riders that have monthly charges will increase the overall cost of your policy.
We also offer two automated transfer programs as additional benefits – the Automated Account Re-balancing Program and the Automated Account Value Transfer Program. Please note that you cannot select both the Automated Account Re-balancing Program and the Automated Account Value Transfer Program at the same time.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Overloan Protection Rider	Prevents policy lapse due to Policy Debt by providing a guaranteed paid-up insurance benefit.	Standard if the policy was issued using the Guideline Premium Test
Requirements:
  Policy In Force and at or past 15th Policy Anniversary.
  Insured at least Attained Age 75.
  Account Value at least $100,000.
  Non-loaned Account Value must be sufficient to pay rider charge (if not, Owner required to repay Policy Debt to exercise rider).
  Policy issued under Guideline Premium Test.
  Policy is not and upon exercise of rider will not become a MEC.
  Policy Debt exceeds specified percentage of Account Value.
  Amounts that can be withdrawn without federal tax penalty have been withdrawn.
Exercising rider results in:
  Change to Option 1 death benefit if not already selected.
  Total Selected Face Amount equals Minimum Death Benefit.
  Loaned Account Value earns interest at loan interest rate.
  Non-loaned Account Value held in GPA and accrues interest at not less than minimum GPA rate.
  All other riders terminate.
  No additional premiums allowed.
  No further policy loans or repayments.
  No further policy changes, transfers, and withdrawals allowed.
  Death benefit adjusted and may be reduced to Minimum Death Benefit.

Supplemental Monthly Term Insurance Rider	Provides monthly term insurance on the life of the Insured. The Term Rider Selected Face Amount supplements the Base Selected Face Amount.	Optional
  The Base Selected Face Amount must be at least $25,000.
  Term Rider Selected Face Amount may not exceed ten times the Base Selected Face Amount.
  Requesting increase in Term Rider Selected Face Amount may require additional evidence of insurability.

Cash Surrender Value Enhancement Rider	Provides for the payment of an increased Surrender Value when there is a complete surrender of the policy. The additional Surrender Value equals a partial return of charges assessed on the policy.	Optional
  Must be selected at issue.
  Enhanced payment not available on surrender during Free Look period or on surrender that qualifies as Section 1035 exchange.
  Percentage used in enhanced payment calculation generally declines after first Policy Year and declines to zero at the beginning of the eleventh Policy Year.
  Electing the Supplemental Monthly Term Insurance Rider will reduce the enhanced payment under the rider.

Automated Account Re-balancing Program	Automatically rebalances Separate Account Divisions and GPA to maintain specified percent allocation of Account Value.	Optional
  Can change allocation percentages only once each Policy Year.
  Cannot use with Automated Account Transfer Program.
  Allocations to the GPA may only be reduced by up to 25% of the non-loaned portion of the GPA once each Policy Year.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Automated Account Value Transfer Program	Automatically transfers a specific amount of Account Value from a single Separate Account Division to other Divisions or the GPA monthly.	Optional	Cannot use with the Automated Account Re-balancing Program.
Overloan Protection Rider
This rider may prevent the policy from lapsing due to Policy Debt by providing a guaranteed paid-up insurance benefit upon exercise of this rider, subject to certain conditions being met. This rider is designed to enable the Policy Owner with a substantially depleted Surrender Value, due to Policy Debt, to potentially avoid the negative tax consequences associated with the lapsing of the policy.
Note: The Internal Revenue Service (IRS) has not issued guidance on the tax consequences of exercising the Overloan Protection Rider. It is possible that the IRS could assert that the Policy Debt should be treated as a distribution, in whole or in part, when this rider is invoked. Consult with a tax adviser regarding the risks associated with invoking this rider.
This rider is included automatically with the policy on the Issue Date if the policy was issued using the Guideline Premium Test under Section 7702 of the IRC. The rider cannot be elected after the policy Issue Date or if the policy was issued using the Cash Value Accumulation Test under Section 7702 of the IRC.
In the event that the policy non-loaned Account Value is insufficient to cover the policy’s monthly charges, this rider provides a paid-up life insurance benefit. A Written Request to exercise the rider must be sent to our Administrative Office in Good Order. There is a one-time charge to exercise this rider. The charge is equal to the Account Value multiplied by a percentage which varies by the Insured’s Attained Age at the time the rider is exercised. The percentages are shown below. The rider will be effective (Rider Effective Date) on the next Monthly Calculation Date after:
(1) we have received the Policy Owner’s Written Request in Good Order to exercise the rider; and
(2) all other conditions for exercising the rider have been met.
Once the rider has been exercised, the Death Benefit Option will be changed to Option 1 (if the Death Benefit Option is not already Death Benefit Option 1) and the Total Selected Face Amount will be reduced to equal the Minimum Death Benefit after the rider charge is taken.
The rider cannot be exercised unless the policy meets all of the following requirements:
•	The policy is In Force and has reached the 15th Policy Anniversary date;
•	The Insured is at least Attained Age 75;
•	The Account Value of the policy must be at least $100,000;
•	The non-loaned Account Value is sufficient to pay the Rider Charge (described below);
•	The policy is issued under the federal Guideline Premium Test under Section 7702 of the Internal Revenue Code, as amended;
•	The policy is not, and exercise of this rider will not cause the policy to become, a ‘‘modified endowment contract’’ under the Internal Revenue Code;
•
The Policy Debt exceeds a specified percentage of the Account Value after deduction of the rider charge. This percentage is called the ‘‘Overloan Rider Trigger’’ and varies by the Attained Age of the Insured. The Overloan Rider Trigger Point
Percentages are shown on the table attached to the rider; and

•	All amounts that may be withdrawn from the policy without the imposition of federal income tax must be taken as partial surrenders prior to exercise of the rider.
The first time the requirements to exercise this rider are met, we will notify the Policy Owner.
Exercising this rider will affect the policy and any other policy riders as follows:
•	Interest will continue to accrue on the Policy Debt at the applicable loan interest rate;
•	The loaned Account Value in the GPA will earn interest at the same rate as the loan interest rate;
•	Any remaining non-loaned Account Value will be held in the GPA and will continue to accrue interest at not less than this policy’s guaranteed minimum interest rate for the GPA;
•	All other riders, including without limitation any Term Rider or Cash Surrender Value Enhancement Rider will be terminated;
•	No further monthly charges or additional charges will be taken from the Account Value;
•	No further policy loans may be taken;
•	No further policy changes, account transfers or partial surrenders will be allowed;
•	No further premium payments or loan repayments will be allowed;
•	The amount of the death benefit will be the maximum of (A) and (B) where:
(A)	is the Base Selected Face Amount; and
(B)	is the Minimum Death Benefit, calculated as of the date of the Insured’s death.
•	The policy will be placed in paid-up status; and
•	The Policy Owner will be notified of the changes to the policy.
The Overloan Protection Rider Trigger Point Percentages and Rider Charge Percentages vary by the Insured’s Attained Age.

Attained Age	Rider Charge Percentage	Trigger Point Percentage
18–74	N/A	N/A
75	3.71%	96.00%
76	3.57%	96.00%
77	3.45%	96.00%
78	3.31%	96.00%
79	3.33%	96.00%
80	3.19%	96.00%
81	3.13%	96.00%
82	2.99%	97.00%
83	2.87%	97.00%
84	2.73%	97.00%
85	2.61%	97.00%
86	2.47%	97.00%
87	2.33%	97.00%
88	2.17%	97.00%
89	1.95%	98.00%
90	1.71%	98.00%
91	1.54%	98.00%
92	1.36%	98.00%
93	1.19%	98.00%
94	1.02%	98.00%
95+	N/A	N/A
This rider may only be added at the time of policy issue. This rider will terminate on the earliest of:
•	the date we receive a Written Request in Good Order from the Policy Owner to terminate the rider;
•	the Paid-up Policy Date; or
•	the date of termination of the policy.
An example of the operation of the Overloan Protection Rider, including the Overloan Rider Trigger Point, is set forth in Appendix D.
Supplemental Monthly Term Insurance Rider
The Supplemental Monthly Term Insurance Rider (Term Rider) provides you with the option to purchase monthly term insurance on the life of the Insured. The Term Rider Selected Face Amount supplements the Base Selected Face Amount.
You can add the Term Rider at the time of application or at a later time provided that the policy is In Force and the Term Rider is added before the Insured reaches Attained Age 75.
If you add the Term Rider, your Term Rider Selected Face Amount must be at least $25,000.
Before deciding whether to purchase the Term Rider, it is important to know that when the Term Rider is purchased, the compensation received by the registered representative and his or her firm may be less than when compared to purchasing insurance coverage under the base policy only.
You should consider a number of factors when deciding to purchase coverage under the base policy only or to purchase a portion of the coverage under the Term Rider. There can be some important cost differences.
If you compare a policy with the Term Rider to one that provides the same amount of total coverage without the Term Rider, the policy with the Term Rider will, in most cases, have a lower Target Premium and lower premium load charges (assuming the same premium payments are made on both polices).
The following tables shows the estimated Target Premium and estimated premium load charge for a policy with a $1,000,000 Base Selected Face Amount and a policy with a $500,000 Base Selected Face Amount and $500,000 Term Rider Selected Face Amount. Assuming an annual premium payment of $73,590, the estimated premium load charge is less for the policy that has allocated a portion of the coverage to the Term Rider. This is because the Target Premium is calculated based on the coverage provided under the base policy only and does not take into account coverage provided under the Term Rider.

	$1,000,000 Base Selected Face Amount	$500,000 Base Selected Face Amount and $500,000 Term Rider Selected Face Amount
Estimated Target Premium(*)	$73,590	$36,795
Estimated Premium Load Charge(*)	$4,820.15	$2,594.05
As shown in the charts above, by allocating at least a portion of the coverage to the Term Rider, you can potentially lower the Target Premium and the premium load charges for your policy. Please see ‘‘Appendix E – Examples of Charge Blending.’’ As a result of the lower premium load charges, for a given premium level, the amount of the Net Premium available for allocation among the Separate Account Divisions and/or the GPA will be greater. This will generally result in higher Surrender Values as compared to a policy with the same total coverage amount but without the Term Rider.
A registered representative can answer any questions and provide illustrations demonstrating the impact of purchasing coverage under the Term Rider. When deciding whether to purchase coverage under the Term Rider, or how much coverage to purchase under the Term Rider, you may want to consider requesting additional illustrations to see examples of how allocating various amounts of coverage to the Term Rider may potentially impact the overall performance of the policy (in particular, an illustration including the maximum amount of the Term Rider at ten times the Base Selected Face Amount).
The amount of monthly term insurance In Force under the Term Rider is equal to the Term Rider Selected Face Amount reduced (to not less than zero) by the excess, if any, of the policy Minimum Death Benefit over:
•	For Death Benefit Option 1, the Base Selected Face Amount;
•	For Death Benefit Option 2, the Base Selected Face Amount plus the policy’s Account Value; or
•	For Death Benefit Option 3, the greater of: (i) the Base Selected Face Amount, or (ii) the Base Selected Face Amount, plus the sum of all premiums paid (and not refunded), less any withdrawals.
We deduct monthly charges for the Term Rider from the Account Value on each Monthly Calculation Date. We assess monthly charges of two types for this rider:
Rider Face Amount Charge
This charge is based on the initial amount of monthly term insurance.
This charge is guaranteed not to exceed $0.025 per $1,000 of amount of monthly term insurance.
Term Rider Cost of Insurance Charge
The amount of this charge is equal to the monthly insurance rate multiplied by each $1,000 of monthly term insurance that requires a charge (calculated as described below). Monthly rates may be changed by us from time to time. However, the rates for the Term Rider will never be more than the maximum rates shown in the policy specifications.

These rates are calculated using 125% of the 2017 Commissioners’ Standard Ordinary Mortality Table, male or female, the non-smoker or smoker table, and age of the Insured on his/her last birthday. For policies issued on a unisex basis, these rates are calculated using 125% of the 2017 Commissioners’ Standard Ordinary Mortality Table, 80% male, the non-smoker or smoker table, and age of the Insured on his/her last birthday.

We have the right to charge less than the maximum charges shown in the ‘‘Rider Charges’’ tables. This charge may be based on our expectations of future mortality, investment earnings, persistency and expense results, capital and reserve requirements, taxes and future profits. We may set different monthly cost of insurance rates for the Base Selected Face Amount and the Term Rider Selected Face Amount. The current rates for the Term Rider are equal to or lower than the rates for the base policy in all years.
The amount of monthly term insurance that requires a charge is computed as of the date the charge is due. The amount is determined by calculating the amount of monthly term insurance in the manner described above. We then divide this amount by an amount equal to 1 plus the monthly equivalent of the minimum annual interest rate for the GPA (1%). The result is the amount of monthly term insurance that requires a charge. Please see ‘‘Appendix F – Example of Amount of Monthly Term Insurance and Term Cost of Insurance Charge Calculation’’ for an example of each of these calculations.
You may increase the Term Rider Selected Face Amount by submitting a Written Request in Good Order to us. We will require satisfactory evidence of insurability for your requested increase. The Term Rider Selected Face Amount cannot exceed ten times the Base Selected Face Amount. You may also decrease the Term Rider Selected Face Amount by submitting a Written Request in Good Order to us.
Upon withdrawal of the policy’s Account Value, we may decrease the Term Rider Selected Face Amount in addition to the Base Selected Face Amount to prevent an increase in Insurance Risk. If a decrease is required, the Term Rider Selected Face Amount will be decreased first.
The Term Rider will terminate on the earliest of:
•	the date of termination of the policy; or
•	the end of the Grace Period, if any premium due to cover the monthly charges remains unpaid; or
•	the Monthly Calculation Date on or next following the date we receive a Written Request in Good Order from the Policy Owner to terminate the Term Rider; or
•	the date an Overloan Protection Rider (if applicable) is activated on the policy; or
•	the Paid-up Policy Date; or
•	the date the Insured reaches Attained Age 95; or
•	the death of the Insured.
Cash Surrender Value Enhancement Rider
The Cash Surrender Value Enhancement Rider provides for the payment of an increased Surrender Value when there is a complete surrender of the policy (Enhancement Benefit). The Enhancement Benefit is essentially a partial return of policy charges assessed. In most instances, the Enhancement Benefit will not exceed the sum of all charges assessed on the policy.
The rider can only be added at the time of policy issue.
The Enhancement Benefit, if any, is not available upon a surrender during the Free Look period, nor is it available upon a surrender that qualifies as a Section 1035 exchange. In addition, it is important to note that while a Policy Owner can take a withdrawal or a loan while the rider is In Force, the maximum policy loan amount and maximum withdrawal amount available under the policy are not increased by the Enhancement Benefit.
The duration and amounts of the Enhancement Benefit are set forth in ‘‘Appendix G – Factors Used in Calculating the Cash Surrender Value Enhancement Benefit.’’ Currently, the Enhancement Benefit is available upon full surrender of the policy during the first eleven Policy Years.
The Enhancement Benefit is calculated monthly and is equal to (a) the applicable Enhancement Percentage multiplied by (c) an amount equal to:
•	the sum of all premiums paid; less
•	the sum of all withdrawals; and less
•	any Policy Debt.
The percentages used in the Enhancement Benefit calculation generally decline after the first Policy Year. The Enhancement Benefit decreases to zero at the beginning of the eleventh Policy Year. See ‘‘Appendix G – Factors Used in Calculating the Cash Surrender Value Enhancement Benefit.’’
If the Supplemental Monthly Term Insurance Rider is In Force, the Enhancement Benefit is reduced because of the lower premium load charges associated with the Term Rider. Please see ‘‘Appendix G – Factors Used in Calculating the Cash Surrender Value Enhancement Benefit.’’
The Enhancement Benefit is paid from our General Investment Account at the time the policy is completely surrendered. As a General Investment Account obligation, the Enhancement Benefit is not part of the Separate Account and is an obligation of C.M. Life. This means the Enhancement Benefit, including the Policy Owner’s right to receive payment, is subject to C.M. Life’s claims paying ability.
There is a charge for this rider that is applied against each premium payment made in Policy Years one through seven. This charge is equal to (A) plus (B) times the premium payment at that time, where:
(A)	equals the Initial Base Selected Face Amount allocation (as a percentage of the initial Total Selected Face Amount) multiplied by the applicable Base Selected Face Amount Percentage Charge shown in the policy specifications pages; and
(B)	equals the initial Term Rider Selected Face Amount allocation (as a percentage of the initial Total Selected Face Amount) multiplied by the applicable Term Rider Selected Face Amount Percentage Charge shown in the policy specifications pages.
For purposes of this calculation, the Total Selected Face Amount is equal to the sum of the Base Selected Face Amount and the Term Rider Selected Face Amount. Please see ‘‘Appendix G – Example of Cash Surrender Value Enhancement Rider Charge Calculation’’ for an example of the calculation of the Cash Surrender Value Enhancement Rider charge.
The rider will terminate upon the earliest of:
•	the end of the 11th Policy Year;
•	the lapse, exchange or termination of the policy;
•	the absolute assignment of the policy;
•	the death of the Insured; or
•	the receipt of a Written Request in Good Order from the Policy Owner to terminate this rider.
Once terminated, the rider cannot be reinstated.
		[11]
Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Overloan Protection Rider	Prevents policy lapse due to Policy Debt by providing a guaranteed paid-up insurance benefit.	Standard if the policy was issued using the Guideline Premium Test
Requirements:
  Policy In Force and at or past 15th Policy Anniversary.
  Insured at least Attained Age 75.
  Account Value at least $100,000.
  Non-loaned Account Value must be sufficient to pay rider charge (if not, Owner required to repay Policy Debt to exercise rider).
  Policy issued under Guideline Premium Test.
  Policy is not and upon exercise of rider will not become a MEC.
  Policy Debt exceeds specified percentage of Account Value.
  Amounts that can be withdrawn without federal tax penalty have been withdrawn.
Exercising rider results in:
  Change to Option 1 death benefit if not already selected.
  Total Selected Face Amount equals Minimum Death Benefit.
  Loaned Account Value earns interest at loan interest rate.
  Non-loaned Account Value held in GPA and accrues interest at not less than minimum GPA rate.
  All other riders terminate.
  No additional premiums allowed.
  No further policy loans or repayments.
  No further policy changes, transfers, and withdrawals allowed.
  Death benefit adjusted and may be reduced to Minimum Death Benefit.

Supplemental Monthly Term Insurance Rider	Provides monthly term insurance on the life of the Insured. The Term Rider Selected Face Amount supplements the Base Selected Face Amount.	Optional
  The Base Selected Face Amount must be at least $25,000.
  Term Rider Selected Face Amount may not exceed ten times the Base Selected Face Amount.
  Requesting increase in Term Rider Selected Face Amount may require additional evidence of insurability.

Cash Surrender Value Enhancement Rider	Provides for the payment of an increased Surrender Value when there is a complete surrender of the policy. The additional Surrender Value equals a partial return of charges assessed on the policy.	Optional
  Must be selected at issue.
  Enhanced payment not available on surrender during Free Look period or on surrender that qualifies as Section 1035 exchange.
  Percentage used in enhanced payment calculation generally declines after first Policy Year and declines to zero at the beginning of the eleventh Policy Year.
  Electing the Supplemental Monthly Term Insurance Rider will reduce the enhanced payment under the rider.

Automated Account Re-balancing Program	Automatically rebalances Separate Account Divisions and GPA to maintain specified percent allocation of Account Value.	Optional
  Can change allocation percentages only once each Policy Year.
  Cannot use with Automated Account Transfer Program.
  Allocations to the GPA may only be reduced by up to 25% of the non-loaned portion of the GPA once each Policy Year.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Automated Account Value Transfer Program	Automatically transfers a specific amount of Account Value from a single Separate Account Division to other Divisions or the GPA monthly.	Optional	Cannot use with the Automated Account Re-balancing Program.

Benefits Description [Table Text Block]	Overloan Protection RiderThis rider may prevent the policy from lapsing due to Policy Debt by providing a guaranteed paid-up insurance benefit upon exercise of this rider, subject to certain conditions being met. This rider is designed to enable the Policy Owner with a substantially depleted Surrender Value, due to Policy Debt, to potentially avoid the negative tax consequences associated with the lapsing of the policy.Note: The Internal Revenue Service (IRS) has not issued guidance on the tax consequences of exercising the Overloan Protection Rider. It is possible that the IRS could assert that the Policy Debt should be treated as a distribution, in whole or in part, when this rider is invoked. Consult with a tax adviser regarding the risks associated with invoking this rider.This rider is included automatically with the policy on the Issue Date if the policy was issued using the Guideline Premium Test under Section 7702 of the IRC. The rider cannot be elected after the policy Issue Date or if the policy was issued using the Cash Value Accumulation Test under Section 7702 of the IRC.In the event that the policy non-loaned Account Value is insufficient to cover the policy’s monthly charges, this rider provides a paid-up life insurance benefit. A Written Request to exercise the rider must be sent to our Administrative Office in Good Order. There is a one-time charge to exercise this rider. The charge is equal to the Account Value multiplied by a percentage which varies by the Insured’s Attained Age at the time the rider is exercised. The percentages are shown below. The rider will be effective (Rider Effective Date) on the next Monthly Calculation Date after:(1) we have received the Policy Owner’s Written Request in Good Order to exercise the rider; and(2) all other conditions for exercising the rider have been met.Once the rider has been exercised, the Death Benefit Option will be changed to Option 1 (if the Death Benefit Option is not already Death Benefit Option 1) and the Total Selected Face Amount will be reduced to equal the Minimum Death Benefit after the rider charge is taken.The rider cannot be exercised unless the policy meets all of the following requirements:The policy is In Force and has reached the 15th Policy Anniversary date;The Insured is at least Attained Age 75;The Account Value of the policy must be at least $100,000;The non-loaned Account Value is sufficient to pay the Rider Charge (described below);The policy is issued under the federal Guideline Premium Test under Section 7702 of the Internal Revenue Code, asamended;The policy is not, and exercise of this rider will not cause the policy to become, a ‘‘modified endowment contract’’under the Internal Revenue Code;The Policy Debt exceeds a specified percentage of the Account Value after deduction of the rider charge. This percentageis called the ‘‘Overloan Rider Trigger’’ and varies by the Attained Age of the Insured. The Overloan Rider Trigger PointPercentages are shown on the table attached to the rider; andAll amounts that may be withdrawn from the policy without the imposition of federal income tax must be taken aspartial surrenders prior to exercise of the rider.The first time the requirements to exercise this rider are met, we will notify the Policy Owner.Exercising this rider will affect the policy and any other policy riders as follows:Interest will continue to accrue on the Policy Debt at the applicable loan interest rate;The loaned Account Value in the GPA will earn interest at the same rate as the loan interest rate;Any remaining non-loaned Account Value will be held in the GPA and will continue to accrue interest at not less than this policy’s guaranteed minimum interest rate for the GPA;All other riders, including without limitation any Term Rider or Cash Surrender Value Enhancement Rider will be terminated;No further monthly charges or additional charges will be taken from the Account Value;No further policy loans may be taken;No further policy changes, account transfers or partial surrenders will be allowed;No further premium payments or loan repayments will be allowed;The amount of the death benefit will be the maximum of (A) and (B) where:is the Base Selected Face Amount; andis the Minimum Death Benefit, calculated as of the date of the Insured’s death.The policy will be placed in paid-up status; andThe Policy Owner will be notified of the changes to the policy.The Overloan Protection Rider Trigger Point Percentages and Rider Charge Percentages vary by the Insured’s Attained Age.Attained AgeRider Charge PercentageTrigger Point Percentage 18–74N/AN/A753.71%96.00%763.57%96.00%773.45%96.00%783.31%96.00%793.33%96.00%803.19%96.00%813.13%96.00%822.99%97.00%832.87%97.00%842.73%97.00%852.61%97.00%862.47%97.00%872.33%97.00%882.17%97.00%891.95%98.00%901.71%98.00%911.54%98.00%921.36%98.00%931.19%98.00%941.02%98.00%95+N/AN/AThis rider may only be added at the time of policy issue. This rider will terminate on the earliest of:the date we receive a Written Request in Good Order from the Policy Owner to terminate the rider;the Paid-up Policy Date; orthe date of termination of the policy.An example of the operation of the Overloan Protection Rider, including the Overloan Rider Trigger Point, is set forth in Appendix D.Supplemental Monthly Term Insurance RiderThe Supplemental Monthly Term Insurance Rider (Term Rider) provides you with the option to purchase monthly term insurance on the life of the Insured. The Term Rider Selected Face Amount supplements the Base Selected Face Amount.You can add the Term Rider at the time of application or at a later time provided that the policy is In Force and the Term Rider is added before the Insured reaches Attained Age 75.If you add the Term Rider, your Term Rider Selected Face Amount must be at least $25,000.Before deciding whether to purchase the Term Rider, it is important to know that when the Term Rider is purchased, the compensation received by the registered representative and his or her firm may be less than when compared to purchasing insurance coverage under the base policy only.You should consider a number of factors when deciding to purchase coverage under the base policy only or to purchase a portion of the coverage under the Term Rider. There can be some important cost differences.If you compare a policy with the Term Rider to one that provides the same amount of total coverage without the Term Rider, the policy with the Term Rider will, in most cases, have a lower Target Premium and lower premium load charges (assuming the same premium payments are made on both polices).The following tables shows the estimated Target Premium and estimated premium load charge for a policy with a $1,000,000 Base Selected Face Amount and a policy with a $500,000 Base Selected Face Amount and $500,000 Term Rider Selected Face Amount. Assuming an annual premium payment of $73,590, the estimated premium load charge is less for the policy that has allocated a portion of the coverage to the Term Rider. This is because the Target Premium is calculated based on the coverage provided under the base policy only and does not take into account coverage provided under the Term Rider.

	$1,000,000 Base Selected Face Amount	$500,000 Base Selected Face Amount and $500,000 Term Rider Selected Face Amount
Estimated Target Premium(*)	$73,590	$36,795
Estimated Premium Load Charge(*)	$4,820.15	$2,594.05
	As shown in the charts above, by allocating at least a portion of the coverage to the Term Rider, you can potentially lower the Target Premium and the premium load charges for your policy. Please see ‘‘Appendix E – Examples of Charge Blending.’’ As a result of the lower premium load charges, for a given premium level, the amount of the Net Premium available for allocation among the Separate Account Divisions and/or the GPA will be greater. This will generally result in higher Surrender Values as compared to a policy with the same total coverage amount but without the Term Rider.A registered representative can answer any questions and provide illustrations demonstrating the impact of purchasing coverage under the Term Rider. When deciding whether to purchase coverage under the Term Rider, or how much coverage to purchase under the Term Rider, you may want to consider requesting additional illustrations to see examples of how allocating various amounts of coverage to the Term Rider may potentially impact the overall performance of the policy (in particular, an illustration including the maximum amount of the Term Rider at ten times the Base Selected Face Amount).The amount of monthly term insurance In Force under the Term Rider is equal to the Term Rider Selected Face Amount reduced (to not less than zero) by the excess, if any, of the policy Minimum Death Benefit over:For Death Benefit Option 1, the Base Selected Face Amount;For Death Benefit Option 2, the Base Selected Face Amount plus the policy’s Account Value; orFor Death Benefit Option 3, the greater of: (i) the Base Selected Face Amount, or (ii) the Base Selected Face Amount, plus the sum of all premiums paid (and not refunded), less any withdrawals.We deduct monthly charges for the Term Rider from the Account Value on each Monthly Calculation Date. We assess monthly charges of two types for this rider:Rider Face Amount ChargeThis charge is based on the initial amount of monthly term insurance.This charge is guaranteed not to exceed $0.025 per $1,000 of amount of monthly term insurance.Term Rider Cost of Insurance ChargeThe amount of this charge is equal to the monthly insurance rate multiplied by each $1,000 of monthly term insurance that requires a charge (calculated as described below). Monthly rates may be changed by us from time to time. However, the rates for the Term Rider will never be more than the maximum rates shown in the policy specifications.These rates are calculated using 125% of the 2017 Commissioners’ Standard Ordinary Mortality Table, male or female, the non-smoker or smoker table, and age of the Insured on his/her last birthday. For policies issued on a unisex basis, these rates are calculated using 125% of the 2017 Commissioners’ Standard Ordinary Mortality Table, 80% male, the non-smoker or smoker table, and age of the Insured on his/her last birthday.We have the right to charge less than the maximum charges shown in the ‘‘Rider Charges’’ tables. This charge may be based on our expectations of future mortality, investment earnings, persistency and expense results, capital and reserve requirements, taxes and future profits. We may set different monthly cost of insurance rates for the Base Selected Face Amount and the Term Rider Selected Face Amount. The current rates for the Term Rider are equal to or lower than the rates for the base policy in all years.The amount of monthly term insurance that requires a charge is computed as of the date the charge is due. The amount is determined by calculating the amount of monthly term insurance in the manner described above. We then divide this amount by an amount equal to 1 plus the monthly equivalent of the minimum annual interest rate for the GPA (1%). The result is the amount of monthly term insurance that requires a charge. Please see ‘‘Appendix F – Example of Amount of Monthly Term Insurance and Term Cost of Insurance Charge Calculation’’ for an example of each of these calculations.You may increase the Term Rider Selected Face Amount by submitting a Written Request in Good Order to us. We will require satisfactory evidence of insurability for your requested increase. The Term Rider Selected Face Amount cannot exceed ten times the Base Selected Face Amount. You may also decrease the Term Rider Selected Face Amount by submitting a Written Request in Good Order to us.Upon withdrawal of the policy’s Account Value, we may decrease the Term Rider Selected Face Amount in addition to the Base Selected Face Amount to prevent an increase in Insurance Risk. If a decrease is required, the Term Rider Selected Face Amount will be decreased first.The Term Rider will terminate on the earliest of:the date of termination of the policy; orthe end of the Grace Period, if any premium due to cover the monthly charges remains unpaid; orthe Monthly Calculation Date on or next following the date we receive a Written Request in Good Order from the Policy Owner to terminate the Term Rider; orthe date an Overloan Protection Rider (if applicable) is activated on the policy; orthe Paid-up Policy Date; orthe date the Insured reaches Attained Age 95; orthe death of the Insured.Cash Surrender Value Enhancement RiderThe Cash Surrender Value Enhancement Rider provides for the payment of an increased Surrender Value when there is a complete surrender of the policy (Enhancement Benefit). The Enhancement Benefit is essentially a partial return of policy charges assessed. In most instances, the Enhancement Benefit will not exceed the sum of all charges assessed on the policy.The rider can only be added at the time of policy issue.The Enhancement Benefit, if any, is not available upon a surrender during the Free Look period, nor is it available upon a surrender that qualifies as a Section 1035 exchange. In addition, it is important to note that while a Policy Owner can take a withdrawal or a loan while the rider is In Force, the maximum policy loan amount and maximum withdrawal amount available under the policy are not increased by the Enhancement Benefit.The duration and amounts of the Enhancement Benefit are set forth in ‘‘Appendix G – Factors Used in Calculating the Cash Surrender Value Enhancement Benefit.’’ Currently, the Enhancement Benefit is available upon full surrender of the policy during the first eleven Policy Years.The Enhancement Benefit is calculated monthly and is equal to (a) the applicable Enhancement Percentage multiplied by (c) an amount equal to:the sum of all premiums paid; lessthe sum of all withdrawals; and lessany Policy Debt.The percentages used in the Enhancement Benefit calculation generally decline after the first Policy Year. The Enhancement Benefit decreases to zero at the beginning of the eleventh Policy Year. See ‘‘Appendix G – Factors Used in Calculating the Cash Surrender Value Enhancement Benefit.’’If the Supplemental Monthly Term Insurance Rider is In Force, the Enhancement Benefit is reduced because of the lower premium load charges associated with the Term Rider. Please see ‘‘Appendix G – Factors Used in Calculating the Cash Surrender Value Enhancement Benefit.’’The Enhancement Benefit is paid from our General Investment Account at the time the policy is completely surrendered. As a General Investment Account obligation, the Enhancement Benefit is not part of the Separate Account and is an obligation of C.M. Life. This means the Enhancement Benefit, including the Policy Owner’s right to receive payment, is subject to C.M. Life’s claims paying ability.There is a charge for this rider that is applied against each premium payment made in Policy Years one through seven. This charge is equal to (A) plus (B) times the premium payment at that time, where:equals the Initial Base Selected Face Amount allocation (as a percentage of the initial Total Selected Face Amount) multiplied by the applicable Base Selected Face Amount Percentage Charge shown in the policy specifications pages; andequals the initial Term Rider Selected Face Amount allocation (as a percentage of the initial Total Selected Face Amount) multiplied by the applicable Term Rider Selected Face Amount Percentage Charge shown in the policy specifications pages.For purposes of this calculation, the Total Selected Face Amount is equal to the sum of the Base Selected Face Amount and the Term Rider Selected Face Amount. Please see ‘‘Appendix G – Example of Cash Surrender Value Enhancement Rider Charge Calculation’’ for an example of the calculation of the Cash Surrender Value Enhancement Rider charge.The rider will terminate upon the earliest of:the end of the 11th Policy Year;the lapse, exchange or termination of the policy;the absolute assignment of the policy;the death of the Insured; orthe receipt of a Written Request in Good Order from the Policy Owner to terminate this rider.Once terminated, the rider cannot be reinstated.
Item 18. Portfolio Companies (N-6) [Text Block]
Appendix A
Funds Available Under the Policy
The following is a list of Funds available under the policy. The list of Funds is subject to change, as discussed in the prospectus for the policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.MassMutual.com/Electrum-Select. You can also request this information at no cost by calling (800) 665-2654 or sending an email request to BOLICOLIService@MassMutual.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Asset Allocation	American Funds Insurance Series® Asset Allocation Fund (Class 1) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.29%	16.74%	8.59%	8.59%
Asset Allocation	Fidelity® VIP Freedom 2020 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.56%	7.55%	5.05%	5.91%
Asset Allocation	Fidelity® VIP Freedom 2025 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.58%	8.40%	5.66%	6.43%
Asset Allocation	Fidelity® VIP Freedom 2030 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.61%	9.34%	6.40%	7.20%
Asset Allocation	Fidelity® VIP Freedom 2035 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.65%	10.93%	7.73%	8.17%
Asset Allocation	Fidelity® VIP Freedom 2040 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.69%	12.99%	8.98%	8.84%
Asset Allocation	Fidelity® VIP Freedom 2045 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.71%	13.70%	9.23%	8.96%
Asset Allocation	Fidelity® VIP Freedom 2050 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.71%	13.74%	9.23%	8.96%
Asset Allocation	Fidelity® VIP Freedom 2055 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.71%	13.72%	9.22%	—
Asset Allocation	Fidelity® VIP Freedom 2060 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.71%	13.72%	9.23%	—
Asset Allocation	Fidelity® VIP Freedom 2065 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.72%	13.70%	9.23%	—

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Asset Allocation	Fidelity® VIP Freedom Income PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.47%	4.28%	2.40%	3.34%
Asset Allocation	MML Aggressive Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.00%	12.74%	8.20%	8.00%
Asset Allocation	MML American Funds Core Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.01%	11.87%	6.78%	6.81%
Asset Allocation	MML Balanced Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.86%	7.70%	4.73%	5.18%
Asset Allocation	MML Conservative Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.85%	6.61%	3.92%	4.52%
Asset Allocation	MML Growth Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.92%	10.93%	7.04%	6.99%
Asset Allocation	MML Moderate Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.88%	8.87%	5.47%	5.82%
Asset Allocation	Schwab® VIT Balanced Portfolio Adviser: Schwab Asset Management Sub-Adviser: N/A	0.57%	7.86%	3.82%	4.03%
Asset Allocation	Schwab® VIT Balanced with Growth Portfolio Adviser: Schwab Asset Management Sub-Adviser: N/A	0.55%	9.98%	5.41%	5.39%
Asset Allocation	Schwab® VIT Growth Portfolio Adviser: Schwab Asset Management Sub-Adviser: N/A	0.55%	11.78%	6.78%	6.54%
Money Market	Invesco V.I. Government Money Market Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.36%	4.99%	2.30%	1.56%
Money Market	MML U.S. Government Money Market Fund (Initial Class)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.51%	4.80%	2.16%	1.43%
Fixed Income	American Funds Insurance Series® American High-Income Trust® (Class 1A) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.58% (*)	9.73%	5.54%	5.39%
Fixed Income	American Funds Insurance Series® Capital World Bond Fund® (Class 1) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.48%	6.39%	-0.07%	0.62%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Fixed Income	American Funds Insurance Series® The Bond Fund of America® (Class 1A) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.48% (*)	1.23%	0.31%	1.73%
Fixed Income	American Funds Insurance Series® U.S. Government Securities Fund® (Class 1A) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.50% (*)	0.70%	0.12%	1.17%
Fixed Income	BlackRock High Yield V.I. Fund (Class I) Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.54% (*)	8.29%	4.44%	5.00%
Fixed Income	BlackRock Total Return V.I. Fund (Class I) Adviser: BlackRock Advisors, LLC Sub-Advisers: BlackRock International Limited and BlackRock (Singapore) Limited	0.47% (*)	1.39%	-0.20%	1.42%
Fixed Income	Dimensional VA Global Bond Portfolio (Institutional Class)(3) Adviser: Dimensional Fund Advisors LP Sub-Advisers: Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.21%	5.38%	0.81%	1.53%
Fixed Income	Dimensional VIT Inflation-Protected Securities Portfolio (Institutional Class)(4) Adviser: Dimensional Fund Advisors LP Sub-Advisers: Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.11%	1.88%	1.82%	—
Fixed Income	Eaton Vance VT Floating-Rate Income Fund (ADV Class) Adviser: Eaton Vance Management Sub-Adviser: N/A	0.94%	7.85%	4.49%	4.19%
Fixed Income	Fidelity® VIP Bond Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited	0.39%	1.00%	-0.72%	—
Fixed Income	Franklin Strategic Income VIP Fund (Class 2) Adviser: Franklin Advisers, Inc. Sub-Adviser: N/A	1.04% (*)	4.02%	1.19%	1.98%
Fixed Income	Goldman Sachs Core Fixed Income Fund (Service) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.67% (*)	0.89%	-0.42%	1.18%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.93% (*)	3.16%	-0.14%	1.53%
Fixed Income	LVIP American Century Inflation Protection Fund (Service Class) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.72% (*)	1.54%	1.22%	1.73%
Fixed Income	MFS® Government Securities Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.56% (*)	0.77%	-0.79%	0.66%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Fixed Income	MML Inflation-Protected and Income Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.64% (*)	2.72%	2.10%	2.41%
Fixed Income	MML Managed Bond Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.45%	3.88%	0.45%	1.79%
Fixed Income	MML Short-Duration Bond Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.60%	6.48%	1.69%	2.07%
Fixed Income	MML Total Return Bond Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC	0.63%	0.47%	-0.58%	1.13%
Fixed Income	PIMCO Emerging Markets Bond Portfolio (Advisor Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	1.38%	7.44%	0.82%	3.27%
Fixed Income	PIMCO Global Bond Opportunities Portfolio (Unhedged) (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	1.08%	-0.50%	-0.33%	0.82%
Fixed Income	PIMCO High Yield Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	0.80%	6.90%	3.36%	4.51%
Fixed Income	PIMCO Long-Term U.S. Government Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	2.58%	-6.02%	-4.92%	-0.72%
Fixed Income	PIMCO Real Return Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	1.07%	2.13%	1.93%	2.16%
Fixed Income	PIMCO Total Return Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	0.79%	2.54%	-0.03%	1.54%
Fixed Income	T. Rowe Price Limited-Term Bond Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Advisers: T. Rowe Price Hong Kong Limited and T. Rowe Price International Ltd.	0.50% (*)	4.97%	1.98%	1.81%
Fixed Income	Templeton Global Bond VIP Fund (Class 1) Adviser: Franklin Advisers, Inc. Sub-Adviser: N/A	0.50% (*)	-11.13%	-4.60%	-1.79%
Fixed Income	Vanguard VIF High Yield Bond Portfolio Advisers: Wellington Management Company LLP and The Vanguard Group, Inc. Sub-Adviser: N/A	0.24%	6.45%	3.37%	4.53%
Fixed Income	Vanguard VIF Short-Term Investment-Grade Portfolio Adviser: The Vanguard Group, Inc. Sub-Adviser: N/A	0.14%	4.89%	1.97%	2.24%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Fixed Income	Western Asset Long Credit VIT (Class I) Adviser: Legg Mason Partners Fund Advisor, LLC Sub-Advisers: Western Asset Management Company, LLC and Western Asset Management Company Limited	0.42%	0.39%	—	—
Balanced	MML Blend Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.50%	14.64%	7.86%	7.90%
Balanced	TOPS® Aggressive Growth ETF Portfolio (Class 1)(1) Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management, LLC	0.29%	12.21%	8.51%	8.40%
Balanced	TOPS® Balanced ETF Portfolio (Class 1)(1) Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management, LLC	0.30%	7.04%	4.93%	5.09%
Balanced	TOPS® Conservative ETF Portfolio (Class 1)(1) Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management, LLC	0.31%	6.22%	4.00%	4.03%
Balanced	TOPS® Growth ETF Portfolio (Class 1)(1) Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management, LLC	0.30%	11.09%	7.65%	7.52%
Balanced	TOPS® Moderate Growth ETF Portfolio (Class 1)(1) Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management, LLC	0.29%	8.99%	6.32%	6.38%
Balanced	Vanguard VIF Balanced Portfolio Adviser: Wellington Management Company LLP Sub-Adviser: N/A	0.20%	14.80%	8.18%	8.37%
Large Cap Value	American Funds Insurance Series® Washington Mutual Investors Fund (Class 1A) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.50% (*)	19.15%	12.19%	10.27%
Large Cap Value	BlackRock Basic Value V.I. Fund (Class I) Adviser: BlackRock Advisors, LLC Sub-Adviser: N/A	0.72% (*)	10.37%	9.02%	7.78%
Large Cap Value	Dimensional VA U.S. Large Value Portfolio (Institutional Class)(5) Adviser: Dimensional Fund Advisors LP Sub-Adviser: N/A	0.21%	13.38%	8.43%	8.52%
Large Cap Value	Invesco V.I. Comstock Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.76%	15.18%	11.59%	9.49%
Large Cap Value	MFS® Value Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.69% (*)	11.61%	8.03%	8.63%
Large Cap Value	MML Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Brandywine Global Investment Management, LLC	0.43%	19.39%	10.80%	9.07%
Large Cap Value	MML Equity Income Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.79%	11.67%	8.47%	8.26%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Large Cap Value	MML Income & Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.73%	14.90%	10.22%	9.34%
Large Cap Value	Vanguard VIF Diversified Value Portfolio Advisers: Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC Sub-Adviser: N/A	0.28%	14.89%	12.24%	9.76%
Large Cap Value	Vanguard VIF Equity Income Portfolio Advisers: Wellington Management Company LLP and The Vanguard Group, Inc. Sub-Adviser: N/A	0.29%	15.12%	9.85%	9.89%
Large Cap Blend	American Funds Insurance Series® Growth-Income Fund (Class 1A) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.53%	24.24%	13.02%	12.27%
Large Cap Blend
Fidelity® VIP Contrafund® Portfolio (Initial Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.56%	33.79%	17.04%	13.62%
Large Cap Blend	Fidelity® VIP Index 500 Portfolio (Service Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.19%	24.77%	14.29%	12.88%
Large Cap Blend	Fidelity® VIP Total Market Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.37%	23.38%	13.46%	—
Large Cap Blend	Invesco V.I. Diversified Dividend Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.68%	13.22%	7.64%	7.83%
Large Cap Blend	Invesco V.I. Main Street Fund® (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.80% (*)	23.64%	12.08%	11.24%
Large Cap Blend	MFS® Blended Research® Core Equity Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.44% (*)	25.50%	15.15%	12.32%
Large Cap Blend	MML Focused Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	0.88%	10.09%	9.71%	10.62%
Large Cap Blend	MML Fundamental Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.81%	23.71%	13.21%	13.43%
Large Cap Blend	MML Sustainable Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.57%	19.94%	12.53%	11.82%
Large Cap Blend	Schwab® S&P 500 Index Portfolio Adviser: Schwab Asset Management Sub-Adviser: N/A	0.03%	24.95%	14.47%	13.01%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Large Cap Blend	Vanguard VIF Capital Growth Portfolio Adviser: PRIMECAP Management Company Sub-Adviser: N/A	0.34%	13.41%	11.86%	12.37%
Large Cap Growth
Fidelity® VIP Growth Portfolio (Service Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.66%	30.27%	18.81%	16.51%
Large Cap Growth	Invesco V.I. American Franchise Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.85%	34.89%	15.85%	14.16%
Large Cap Growth	MFS® Growth Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.72% (*)	31.47%	14.74%	15.11%
Large Cap Growth	MML American Funds Growth Fund (Service Class I)(6)(7) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	31.11%	18.33%	16.10%
Large Cap Growth	MML Blue Chip Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.77%	35.70%	13.93%	14.51%
Large Cap Growth	MML Large Cap Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.70%	34.09%	18.12%	15.29%
Large Cap Growth	Vanguard VIF Growth Portfolio Adviser: Wellington Management Company LLP Sub-Adviser: N/A	0.34%	33.14%	15.96%	14.67%
Small/Mid-Cap Value	Dimensional VA U.S. Targeted Value Portfolio (Institutional Class)(8) Adviser: Dimensional Fund Advisors LP Sub-Adviser: N/A	0.28%	8.14%	12.55%	9.46%
Small/Mid-Cap Value	Franklin Small Cap Value VIP Fund (Class 2) Adviser: Franklin Mutual Advisers, LLC Sub-Adviser: N/A	0.90% (*)	11.71%	8.36%	8.17%
Small/Mid-Cap Value	Goldman Sachs Mid Cap Value Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.82% (*)	12.40%	9.86%	7.99%
Small/Mid-Cap Value	Macquarie VIP Small Cap Value Series (Service Class) Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited	1.04%	11.02%	6.83%	7.30%
Small/Mid-Cap Value	MFS® Mid Cap Value Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.79% (*)	13.75%	9.74%	9.05%
Small/Mid-Cap Value	MML Mid Cap Value Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.89%	8.53%	7.31%	8.05%
Small/Mid-Cap Value	MML Small Company Value Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.99% (*)	7.18%	7.76%	8.32%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Small/Mid-Cap Value	MML Small/Mid Cap Value Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	0.83%	10.29%	9.15%	7.83%
Small/Mid-Cap Blend	BlackRock Small Cap Index V.I. Fund (Class III) Adviser: BlackRock Advisors, LLC Sub-Adviser: N/A	0.47% (*)	11.07%	6.98%	7.34%
Small/Mid-Cap Blend	BNY Mellon MidCap Stock Portfolio (Service Shares) Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.05% (*)	12.33%	9.00%	7.22%
Small/Mid-Cap Blend	Fidelity® VIP Extended Market Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.38%	12.03%	8.53%	—
Small/Mid-Cap Blend	Goldman Sachs Small Cap Equity Insights Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.81% (*)	19.05%	9.00%	8.97%
Small/Mid-Cap Blend	Invesco V.I. Small Cap Equity Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.95%	18.09%	10.89%	8.09%
Small/Mid-Cap Blend	Lord Abbett Mid Cap Stock Portfolio (Class VC) Adviser: Lord, Abbett & Co. LLC Sub-Adviser: N/A	1.14%	14.90%	9.21%	6.83%
Small/Mid-Cap Blend	MML Small Cap Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.71%	12.94%	10.64%	9.16%
Small/Mid-Cap Blend	Vanguard VIF Mid-Cap Index Portfolio Adviser: The Vanguard Group, Inc. Sub-Adviser: N/A	0.17%	15.08%	9.70%	9.41%
Small/Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund (Service) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.98% (*)	20.29%	11.05%	10.21%
Small/Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.85%	24.23%	0.21%	11.57%
Small/Mid-Cap Growth	LVIP American Century Capital Appreciation Fund (Standard Class II) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.79% (*)	24.98%	11.42%	10.96%
Small/Mid-Cap Growth	MML Mid Cap Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.83%	11.16%	7.73%	10.20%
Small/Mid-Cap Growth	MML Small Cap Growth Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.08% (*)	10.29%	7.58%	9.24%
International/Global	American Funds Insurance Series® Capital World Growth and Income Fund (Class 1A) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.67% (*)	14.00%	7.30%	8.51%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
International/Global	American Funds Insurance Series® Global Growth Fund (Class 1) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.41% (*)	13.94%	10.04%	11.02%
International/Global	American Funds Insurance Series® Global Small Capitalization Fund (Class 1) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.65% (*)	2.59%	3.26%	6.07%
International/Global	American Funds Insurance Series® International Growth and Income Fund (Class 1) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.56%	3.64%	2.79%	4.25%
International/Global	American Funds Insurance Series® New World Fund® (Class 1) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.57% (*)	6.86%	4.80%	6.49%
International/Global	Dimensional VA International Small Portfolio (Institutional Class)(9) Adviser: Dimensional Fund Advisors LP Sub-Advisers: Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.39%	3.82%	4.11%	5.91%
International/Global	Fidelity® VIP Emerging Markets Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.88%	10.04%	4.35%	6.05%
International/Global	Fidelity® VIP International Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.42%	4.82%	3.83%	—
International/Global
Fidelity® VIP Overseas Portfolio (Initial Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited
		0.73%	5.05%	5.76%	6.32%
International/Global	Franklin Mutual Global Discovery VIP Fund (Class 2) Adviser: Franklin Mutual Advisers, LLC Sub-Adviser: N/A	1.16%	4.66%	6.42%	5.87%
International/Global	Goldman Sachs International Equity Insights Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.80% (*)	6.13%	5.47%	4.88%
International/Global	Invesco Oppenheimer V.I. International Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.00% (*)	-1.67%	3.04%	4.41%
International/Global	Invesco V.I. EQV International Equity Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.90%	0.62%	3.23%	4.36%
International/Global	Invesco V.I. Global Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.81%	16.07%	9.48%	9.85%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
International/Global	LVIP American Century International Fund (Standard Class II) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.95% (*)	2.61%	3.54%	4.93%
International/Global	Macquarie VIP Emerging Markets Series (Service Class) Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited	1.46% (*)	4.77%	0.72%	3.75%
International/Global	MFS® International Intrinsic Value Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.89% (*)	7.25%	5.15%	7.53%
International/Global	MML Foreign Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	0.96%	3.46%	4.23%	3.31%
International/Global	MML Global Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.06% (*)	5.46%	5.62%	7.29%
International/Global	MML International Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Advisers: Massachusetts Financial Services Company and Harris Associates L.P.	0.96% (*)	0.84%	3.62%	4.31%
International/Global	Vanguard VIF International Portfolio Advisers: Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. Sub-Adviser: N/A	0.31%	9.01%	6.27%	8.40%
Specialty (10)
Fidelity® VIP Real Estate Portfolio (Service Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.71%	6.38%	2.10%	3.83%
Specialty (10)	Invesco V.I. Global Real Estate Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.02%	-1.80%	-2.39%	1.52%
Specialty (10)
Macquarie VIP Asset Strategy Series (Service Class)
Adviser: Delaware Management Company
Sub-Advisers: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited
		0.85% (*)	12.44%	6.56%	5.27%
Specialty (10)	Macquarie VIP Science and Technology Series (Service Class) Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited	1.16%	30.59%	14.05%	13.54%
Specialty (10)	MFS® Global Real Estate Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.90% (*)	-2.69%	0.91%	4.72%
Specialty (10)	MFS® Utilities Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.79% (*)	11.66%	5.88%	6.29%
Specialty (10)	MML Managed Volatility Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC	1.18%	14.85%	6.29%	5.36%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Specialty (10)	PIMCO All Asset Portfolio (Administrative Class)(1) Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates	2.27% (*)	3.74%	4.42%	4.37%
Specialty (10)	PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	2.38% (*)	3.97%	6.98%	1.55%
Specialty (10)	Vanguard VIF Real Estate Index Portfolio Adviser: The Vanguard Group, Inc. Sub-Adviser: N/A	0.26%	4.74%	2.84%	4.99%
		[12],[13],[14],[15],[16],[17],[18],[19],[20],[21],[22]
Prospectuses Available [Text Block]	The following is a list of Funds available under the policy. The list of Funds is subject to change, as discussed in the prospectus for the policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.MassMutual.com/Electrum-Select. You can also request this information at no cost by calling (800) 665-2654 or sending an email request to BOLICOLIService@MassMutual.com.The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Asset Allocation	American Funds Insurance Series® Asset Allocation Fund (Class 1) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.29%	16.74%	8.59%	8.59%
Asset Allocation	Fidelity® VIP Freedom 2020 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.56%	7.55%	5.05%	5.91%
Asset Allocation	Fidelity® VIP Freedom 2025 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.58%	8.40%	5.66%	6.43%
Asset Allocation	Fidelity® VIP Freedom 2030 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.61%	9.34%	6.40%	7.20%
Asset Allocation	Fidelity® VIP Freedom 2035 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.65%	10.93%	7.73%	8.17%
Asset Allocation	Fidelity® VIP Freedom 2040 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.69%	12.99%	8.98%	8.84%
Asset Allocation	Fidelity® VIP Freedom 2045 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.71%	13.70%	9.23%	8.96%
Asset Allocation	Fidelity® VIP Freedom 2050 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.71%	13.74%	9.23%	8.96%
Asset Allocation	Fidelity® VIP Freedom 2055 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.71%	13.72%	9.22%	—
Asset Allocation	Fidelity® VIP Freedom 2060 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.71%	13.72%	9.23%	—
Asset Allocation	Fidelity® VIP Freedom 2065 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.72%	13.70%	9.23%	—

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Asset Allocation	Fidelity® VIP Freedom Income PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.47%	4.28%	2.40%	3.34%
Asset Allocation	MML Aggressive Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.00%	12.74%	8.20%	8.00%
Asset Allocation	MML American Funds Core Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.01%	11.87%	6.78%	6.81%
Asset Allocation	MML Balanced Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.86%	7.70%	4.73%	5.18%
Asset Allocation	MML Conservative Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.85%	6.61%	3.92%	4.52%
Asset Allocation	MML Growth Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.92%	10.93%	7.04%	6.99%
Asset Allocation	MML Moderate Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.88%	8.87%	5.47%	5.82%
Asset Allocation	Schwab® VIT Balanced Portfolio Adviser: Schwab Asset Management Sub-Adviser: N/A	0.57%	7.86%	3.82%	4.03%
Asset Allocation	Schwab® VIT Balanced with Growth Portfolio Adviser: Schwab Asset Management Sub-Adviser: N/A	0.55%	9.98%	5.41%	5.39%
Asset Allocation	Schwab® VIT Growth Portfolio Adviser: Schwab Asset Management Sub-Adviser: N/A	0.55%	11.78%	6.78%	6.54%
Money Market	Invesco V.I. Government Money Market Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.36%	4.99%	2.30%	1.56%
Money Market	MML U.S. Government Money Market Fund (Initial Class)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.51%	4.80%	2.16%	1.43%
Fixed Income	American Funds Insurance Series® American High-Income Trust® (Class 1A) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.58% (*)	9.73%	5.54%	5.39%
Fixed Income	American Funds Insurance Series® Capital World Bond Fund® (Class 1) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.48%	6.39%	-0.07%	0.62%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Fixed Income	American Funds Insurance Series® The Bond Fund of America® (Class 1A) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.48% (*)	1.23%	0.31%	1.73%
Fixed Income	American Funds Insurance Series® U.S. Government Securities Fund® (Class 1A) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.50% (*)	0.70%	0.12%	1.17%
Fixed Income	BlackRock High Yield V.I. Fund (Class I) Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.54% (*)	8.29%	4.44%	5.00%
Fixed Income	BlackRock Total Return V.I. Fund (Class I) Adviser: BlackRock Advisors, LLC Sub-Advisers: BlackRock International Limited and BlackRock (Singapore) Limited	0.47% (*)	1.39%	-0.20%	1.42%
Fixed Income	Dimensional VA Global Bond Portfolio (Institutional Class)(3) Adviser: Dimensional Fund Advisors LP Sub-Advisers: Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.21%	5.38%	0.81%	1.53%
Fixed Income	Dimensional VIT Inflation-Protected Securities Portfolio (Institutional Class)(4) Adviser: Dimensional Fund Advisors LP Sub-Advisers: Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.11%	1.88%	1.82%	—
Fixed Income	Eaton Vance VT Floating-Rate Income Fund (ADV Class) Adviser: Eaton Vance Management Sub-Adviser: N/A	0.94%	7.85%	4.49%	4.19%
Fixed Income	Fidelity® VIP Bond Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited	0.39%	1.00%	-0.72%	—
Fixed Income	Franklin Strategic Income VIP Fund (Class 2) Adviser: Franklin Advisers, Inc. Sub-Adviser: N/A	1.04% (*)	4.02%	1.19%	1.98%
Fixed Income	Goldman Sachs Core Fixed Income Fund (Service) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.67% (*)	0.89%	-0.42%	1.18%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.93% (*)	3.16%	-0.14%	1.53%
Fixed Income	LVIP American Century Inflation Protection Fund (Service Class) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.72% (*)	1.54%	1.22%	1.73%
Fixed Income	MFS® Government Securities Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.56% (*)	0.77%	-0.79%	0.66%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Fixed Income	MML Inflation-Protected and Income Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.64% (*)	2.72%	2.10%	2.41%
Fixed Income	MML Managed Bond Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.45%	3.88%	0.45%	1.79%
Fixed Income	MML Short-Duration Bond Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.60%	6.48%	1.69%	2.07%
Fixed Income	MML Total Return Bond Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC	0.63%	0.47%	-0.58%	1.13%
Fixed Income	PIMCO Emerging Markets Bond Portfolio (Advisor Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	1.38%	7.44%	0.82%	3.27%
Fixed Income	PIMCO Global Bond Opportunities Portfolio (Unhedged) (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	1.08%	-0.50%	-0.33%	0.82%
Fixed Income	PIMCO High Yield Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	0.80%	6.90%	3.36%	4.51%
Fixed Income	PIMCO Long-Term U.S. Government Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	2.58%	-6.02%	-4.92%	-0.72%
Fixed Income	PIMCO Real Return Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	1.07%	2.13%	1.93%	2.16%
Fixed Income	PIMCO Total Return Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	0.79%	2.54%	-0.03%	1.54%
Fixed Income	T. Rowe Price Limited-Term Bond Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Advisers: T. Rowe Price Hong Kong Limited and T. Rowe Price International Ltd.	0.50% (*)	4.97%	1.98%	1.81%
Fixed Income	Templeton Global Bond VIP Fund (Class 1) Adviser: Franklin Advisers, Inc. Sub-Adviser: N/A	0.50% (*)	-11.13%	-4.60%	-1.79%
Fixed Income	Vanguard VIF High Yield Bond Portfolio Advisers: Wellington Management Company LLP and The Vanguard Group, Inc. Sub-Adviser: N/A	0.24%	6.45%	3.37%	4.53%
Fixed Income	Vanguard VIF Short-Term Investment-Grade Portfolio Adviser: The Vanguard Group, Inc. Sub-Adviser: N/A	0.14%	4.89%	1.97%	2.24%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Fixed Income	Western Asset Long Credit VIT (Class I) Adviser: Legg Mason Partners Fund Advisor, LLC Sub-Advisers: Western Asset Management Company, LLC and Western Asset Management Company Limited	0.42%	0.39%	—	—
Balanced	MML Blend Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.50%	14.64%	7.86%	7.90%
Balanced	TOPS® Aggressive Growth ETF Portfolio (Class 1)(1) Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management, LLC	0.29%	12.21%	8.51%	8.40%
Balanced	TOPS® Balanced ETF Portfolio (Class 1)(1) Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management, LLC	0.30%	7.04%	4.93%	5.09%
Balanced	TOPS® Conservative ETF Portfolio (Class 1)(1) Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management, LLC	0.31%	6.22%	4.00%	4.03%
Balanced	TOPS® Growth ETF Portfolio (Class 1)(1) Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management, LLC	0.30%	11.09%	7.65%	7.52%
Balanced	TOPS® Moderate Growth ETF Portfolio (Class 1)(1) Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management, LLC	0.29%	8.99%	6.32%	6.38%
Balanced	Vanguard VIF Balanced Portfolio Adviser: Wellington Management Company LLP Sub-Adviser: N/A	0.20%	14.80%	8.18%	8.37%
Large Cap Value	American Funds Insurance Series® Washington Mutual Investors Fund (Class 1A) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.50% (*)	19.15%	12.19%	10.27%
Large Cap Value	BlackRock Basic Value V.I. Fund (Class I) Adviser: BlackRock Advisors, LLC Sub-Adviser: N/A	0.72% (*)	10.37%	9.02%	7.78%
Large Cap Value	Dimensional VA U.S. Large Value Portfolio (Institutional Class)(5) Adviser: Dimensional Fund Advisors LP Sub-Adviser: N/A	0.21%	13.38%	8.43%	8.52%
Large Cap Value	Invesco V.I. Comstock Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.76%	15.18%	11.59%	9.49%
Large Cap Value	MFS® Value Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.69% (*)	11.61%	8.03%	8.63%
Large Cap Value	MML Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Brandywine Global Investment Management, LLC	0.43%	19.39%	10.80%	9.07%
Large Cap Value	MML Equity Income Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.79%	11.67%	8.47%	8.26%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Large Cap Value	MML Income & Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.73%	14.90%	10.22%	9.34%
Large Cap Value	Vanguard VIF Diversified Value Portfolio Advisers: Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC Sub-Adviser: N/A	0.28%	14.89%	12.24%	9.76%
Large Cap Value	Vanguard VIF Equity Income Portfolio Advisers: Wellington Management Company LLP and The Vanguard Group, Inc. Sub-Adviser: N/A	0.29%	15.12%	9.85%	9.89%
Large Cap Blend	American Funds Insurance Series® Growth-Income Fund (Class 1A) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.53%	24.24%	13.02%	12.27%
Large Cap Blend
Fidelity® VIP Contrafund® Portfolio (Initial Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.56%	33.79%	17.04%	13.62%
Large Cap Blend	Fidelity® VIP Index 500 Portfolio (Service Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.19%	24.77%	14.29%	12.88%
Large Cap Blend	Fidelity® VIP Total Market Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.37%	23.38%	13.46%	—
Large Cap Blend	Invesco V.I. Diversified Dividend Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.68%	13.22%	7.64%	7.83%
Large Cap Blend	Invesco V.I. Main Street Fund® (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.80% (*)	23.64%	12.08%	11.24%
Large Cap Blend	MFS® Blended Research® Core Equity Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.44% (*)	25.50%	15.15%	12.32%
Large Cap Blend	MML Focused Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	0.88%	10.09%	9.71%	10.62%
Large Cap Blend	MML Fundamental Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.81%	23.71%	13.21%	13.43%
Large Cap Blend	MML Sustainable Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.57%	19.94%	12.53%	11.82%
Large Cap Blend	Schwab® S&P 500 Index Portfolio Adviser: Schwab Asset Management Sub-Adviser: N/A	0.03%	24.95%	14.47%	13.01%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Large Cap Blend	Vanguard VIF Capital Growth Portfolio Adviser: PRIMECAP Management Company Sub-Adviser: N/A	0.34%	13.41%	11.86%	12.37%
Large Cap Growth
Fidelity® VIP Growth Portfolio (Service Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.66%	30.27%	18.81%	16.51%
Large Cap Growth	Invesco V.I. American Franchise Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.85%	34.89%	15.85%	14.16%
Large Cap Growth	MFS® Growth Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.72% (*)	31.47%	14.74%	15.11%
Large Cap Growth	MML American Funds Growth Fund (Service Class I)(6)(7) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	31.11%	18.33%	16.10%
Large Cap Growth	MML Blue Chip Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.77%	35.70%	13.93%	14.51%
Large Cap Growth	MML Large Cap Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.70%	34.09%	18.12%	15.29%
Large Cap Growth	Vanguard VIF Growth Portfolio Adviser: Wellington Management Company LLP Sub-Adviser: N/A	0.34%	33.14%	15.96%	14.67%
Small/Mid-Cap Value	Dimensional VA U.S. Targeted Value Portfolio (Institutional Class)(8) Adviser: Dimensional Fund Advisors LP Sub-Adviser: N/A	0.28%	8.14%	12.55%	9.46%
Small/Mid-Cap Value	Franklin Small Cap Value VIP Fund (Class 2) Adviser: Franklin Mutual Advisers, LLC Sub-Adviser: N/A	0.90% (*)	11.71%	8.36%	8.17%
Small/Mid-Cap Value	Goldman Sachs Mid Cap Value Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.82% (*)	12.40%	9.86%	7.99%
Small/Mid-Cap Value	Macquarie VIP Small Cap Value Series (Service Class) Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited	1.04%	11.02%	6.83%	7.30%
Small/Mid-Cap Value	MFS® Mid Cap Value Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.79% (*)	13.75%	9.74%	9.05%
Small/Mid-Cap Value	MML Mid Cap Value Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.89%	8.53%	7.31%	8.05%
Small/Mid-Cap Value	MML Small Company Value Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.99% (*)	7.18%	7.76%	8.32%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Small/Mid-Cap Value	MML Small/Mid Cap Value Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	0.83%	10.29%	9.15%	7.83%
Small/Mid-Cap Blend	BlackRock Small Cap Index V.I. Fund (Class III) Adviser: BlackRock Advisors, LLC Sub-Adviser: N/A	0.47% (*)	11.07%	6.98%	7.34%
Small/Mid-Cap Blend	BNY Mellon MidCap Stock Portfolio (Service Shares) Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.05% (*)	12.33%	9.00%	7.22%
Small/Mid-Cap Blend	Fidelity® VIP Extended Market Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.38%	12.03%	8.53%	—
Small/Mid-Cap Blend	Goldman Sachs Small Cap Equity Insights Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.81% (*)	19.05%	9.00%	8.97%
Small/Mid-Cap Blend	Invesco V.I. Small Cap Equity Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.95%	18.09%	10.89%	8.09%
Small/Mid-Cap Blend	Lord Abbett Mid Cap Stock Portfolio (Class VC) Adviser: Lord, Abbett & Co. LLC Sub-Adviser: N/A	1.14%	14.90%	9.21%	6.83%
Small/Mid-Cap Blend	MML Small Cap Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.71%	12.94%	10.64%	9.16%
Small/Mid-Cap Blend	Vanguard VIF Mid-Cap Index Portfolio Adviser: The Vanguard Group, Inc. Sub-Adviser: N/A	0.17%	15.08%	9.70%	9.41%
Small/Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund (Service) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.98% (*)	20.29%	11.05%	10.21%
Small/Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.85%	24.23%	0.21%	11.57%
Small/Mid-Cap Growth	LVIP American Century Capital Appreciation Fund (Standard Class II) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.79% (*)	24.98%	11.42%	10.96%
Small/Mid-Cap Growth	MML Mid Cap Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.83%	11.16%	7.73%	10.20%
Small/Mid-Cap Growth	MML Small Cap Growth Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.08% (*)	10.29%	7.58%	9.24%
International/Global	American Funds Insurance Series® Capital World Growth and Income Fund (Class 1A) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.67% (*)	14.00%	7.30%	8.51%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
International/Global	American Funds Insurance Series® Global Growth Fund (Class 1) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.41% (*)	13.94%	10.04%	11.02%
International/Global	American Funds Insurance Series® Global Small Capitalization Fund (Class 1) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.65% (*)	2.59%	3.26%	6.07%
International/Global	American Funds Insurance Series® International Growth and Income Fund (Class 1) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.56%	3.64%	2.79%	4.25%
International/Global	American Funds Insurance Series® New World Fund® (Class 1) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.57% (*)	6.86%	4.80%	6.49%
International/Global	Dimensional VA International Small Portfolio (Institutional Class)(9) Adviser: Dimensional Fund Advisors LP Sub-Advisers: Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.39%	3.82%	4.11%	5.91%
International/Global	Fidelity® VIP Emerging Markets Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.88%	10.04%	4.35%	6.05%
International/Global	Fidelity® VIP International Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.42%	4.82%	3.83%	—
International/Global
Fidelity® VIP Overseas Portfolio (Initial Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited
		0.73%	5.05%	5.76%	6.32%
International/Global	Franklin Mutual Global Discovery VIP Fund (Class 2) Adviser: Franklin Mutual Advisers, LLC Sub-Adviser: N/A	1.16%	4.66%	6.42%	5.87%
International/Global	Goldman Sachs International Equity Insights Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.80% (*)	6.13%	5.47%	4.88%
International/Global	Invesco Oppenheimer V.I. International Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.00% (*)	-1.67%	3.04%	4.41%
International/Global	Invesco V.I. EQV International Equity Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.90%	0.62%	3.23%	4.36%
International/Global	Invesco V.I. Global Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.81%	16.07%	9.48%	9.85%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
International/Global	LVIP American Century International Fund (Standard Class II) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.95% (*)	2.61%	3.54%	4.93%
International/Global	Macquarie VIP Emerging Markets Series (Service Class) Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited	1.46% (*)	4.77%	0.72%	3.75%
International/Global	MFS® International Intrinsic Value Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.89% (*)	7.25%	5.15%	7.53%
International/Global	MML Foreign Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	0.96%	3.46%	4.23%	3.31%
International/Global	MML Global Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.06% (*)	5.46%	5.62%	7.29%
International/Global	MML International Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Advisers: Massachusetts Financial Services Company and Harris Associates L.P.	0.96% (*)	0.84%	3.62%	4.31%
International/Global	Vanguard VIF International Portfolio Advisers: Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. Sub-Adviser: N/A	0.31%	9.01%	6.27%	8.40%
Specialty (10)
Fidelity® VIP Real Estate Portfolio (Service Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.71%	6.38%	2.10%	3.83%
Specialty (10)	Invesco V.I. Global Real Estate Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.02%	-1.80%	-2.39%	1.52%
Specialty (10)
Macquarie VIP Asset Strategy Series (Service Class)
Adviser: Delaware Management Company
Sub-Advisers: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited
		0.85% (*)	12.44%	6.56%	5.27%
Specialty (10)	Macquarie VIP Science and Technology Series (Service Class) Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited	1.16%	30.59%	14.05%	13.54%
Specialty (10)	MFS® Global Real Estate Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.90% (*)	-2.69%	0.91%	4.72%
Specialty (10)	MFS® Utilities Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.79% (*)	11.66%	5.88%	6.29%
Specialty (10)	MML Managed Volatility Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC	1.18%	14.85%	6.29%	5.36%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Specialty (10)	PIMCO All Asset Portfolio (Administrative Class)(1) Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates	2.27% (*)	3.74%	4.42%	4.37%
Specialty (10)	PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	2.38% (*)	3.97%	6.98%	1.55%
Specialty (10)	Vanguard VIF Real Estate Index Portfolio Adviser: The Vanguard Group, Inc. Sub-Adviser: N/A	0.26%	4.74%	2.84%	4.99%

Risk of Loss
Prospectus:
Risk [Text Block]	You can lose money by investing in the policy.
Not a Short-Term Investment
Prospectus:
Risk [Text Block]	This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Risks Associated with Investment Options
Prospectus:
Risk [Text Block]
An investment in this policy is subject to the risk of poor investment performance and can vary depending upon the performance of the underlying Funds you choose. Each investment option (including any fixed account investment option) has its own unique risks. You should review the prospectuses for the available Funds before making an investment decision.

Insurance Company Risks
Prospectus:
Risk [Text Block]
An investment in this policy is subject to the risks related to the Depositor (C.M. Life). Any obligations (including under any fixed account investment option), guarantees, or benefits of the policy are subject to the claims-paying ability of C.M. Life. If C.M. Life experiences financial distress, it may not be able to meet its obligations to you. More information about C.M. Life, including its financial strength ratings, is available by calling (800) 665-2654 or by visiting www.MassMutual.com/ratings.

Investment Risks
Prospectus:
Principal Risk [Text Block]	Investment RisksThe value of your policy will fluctuate with the performance of the Separate Account Divisions you select. Your Separate Account Divisions may decline in value or they may not perform to your expectations. You bear the investment risk of any Account Value invested in the Separate Account Divisions. It is possible you could lose your entire investment.The type of investments that a Fund company makes will also create risk. A comprehensive discussion of the risks of each of the Funds underlying the Separate Account Divisions may be found in that Fund’s prospectus. You should read the Fund’s prospectus carefully before investing.
Suitability
Prospectus:
Principal Risk [Text Block]	SuitabilityVariable life insurance is designed to help meet long-term financial goals. It is not suitable as a vehicle for short-term savings. You should not purchase the policy if you will need the premium payment in a short period of time. We may restrict short-term investment strategies.
Early Surrender
Prospectus:
Principal Risk [Text Block]	Early SurrenderAn early surrender can result in adverse tax consequences.
Withdrawals
Prospectus:
Principal Risk [Text Block]	WithdrawalsA withdrawal will reduce your policy’s Account Value by the amount withdrawn. In addition, we impose a withdrawal charge whenever you withdraw a portion of your Account Value. If the policy’s Surrender Value is reduced to a point where it cannot meet a monthly deduction, your policy may terminate. A withdrawal may also reduce your policy’s Base Selected Face Amount and may have adverse tax consequences.
Loans
Prospectus:
Principal Risk [Text Block]	LoansTaking a loan from your policy has several risks: (1) it may increase the risk that your policy will terminate; (2) it will have a permanent effect on your policy’s Surrender Value; (3) it may increase the amount of premium needed to keep the policy In Force; (4) it will reduce the death benefit proceeds; and (5) it has potential adverse tax consequences.
Policy Termination
Prospectus:
Risk [Text Block]
Your policy could terminate (or lapse) if the Surrender Value of the policy becomes too low to support the policy’s monthly charges, or if total Policy Debt exceeds the Account Value. Factors that may cause your policy to lapse include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. If your policy lapses, you may be able to reinstate it. To reinstate your policy, you must provide us certain written materials we require as well as a premium payment sufficient to keep the policy In Force for three months after reinstatement. The death benefit will not be paid if the policy has lapsed.

Principal Risk [Text Block]	Policy TerminationYour policy could terminate if the Surrender Value of the policy becomes too low to support the policy’s monthly charges. The policy may also terminate if Policy Debt reaches the Policy Debt Limit (which means the Policy Debt equals or exceeds your Account Value). Factors that may cause your policy to terminate include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. Poor investment performance of the Funds selected by the Owner and the deduction of policy fees and monthly charges may result in termination of the policy even if all Planned Premiums are timely paid. Before the policy terminates, however, you will receive a Grace Period during which you will be notified in writing that your coverage may terminate unless you pay additional premium. No death benefit or other benefits under the policy will be paid once the policy terminates.
Limitations on Access to Cash Value
Prospectus:
Principal Risk [Text Block]	Limitations on Access to Cash ValueWithdrawals are not available in the first Policy Year; however, full surrenders are permitted.We may not allow a withdrawal if it would reduce the Base Selected Face Amount to less than the policy’s minimum Base Selected Face Amount.The minimum withdrawal is $100 and the maximum withdrawal is 90% of your Account Value, less outstanding Policy Debt and less an amount equal to the (i) most recent monthly charges multiplied by (ii) one plus the number of Monthly Calculation Dates remaining until the next Policy Anniversary.There may be little to no cash value available for loans and withdrawals in the policy’s early years.
Insurance Company Insolvency
Prospectus:
Principal Risk [Text Block]	Insurance Company InsolvencyIt is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise that exceed the value of the assets in the Separate Account.
Adverse Tax Consequences
Prospectus:
Principal Risk [Text Block]	Adverse Tax ConsequencesCertain transactions (including, but not limited to, withdrawals, surrenders and loans) may lead to a taxable event. Under certain circumstances (usually if your premium payments in the first seven years or less exceed specified limits), your policy may become a ‘‘Modified Endowment Contract’’ (MEC). Under federal tax law, loans, collateral assignments, withdrawals, and other pre-death distributions received from a MEC policy are taxed as income first and recovery of cost basis second. Also, distributions includible in income received before you attain age 59½ may be subject to a 10% penalty tax.Existing tax laws that benefit this policy may change at any time.
Policy Charge Increase
Prospectus:
Principal Risk [Text Block]	Policy Charge IncreaseWe have the right to increase certain policy and rider charges; however, the charges will not exceed the maximum charges identified in the fee tables. If we increase a policy or rider charge, you may need to increase the amount and/or frequency of your premiums to keep your policy In Force. We will notify the Policy Owner of any such changes through a prospectus supplement.
Cybersecurity and Certain Business Continuity Risks
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity RisksThe Company relies on its parent, MassMutual®, for various operating and administrative services including computer systems. MassMutual’s operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on MassMutual’s results of operations and corporate reputation. In addition, MassMutual must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If MassMutual fails to maintain secure and well-functioning information systems, it may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, MassMutual cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on MassMutual’s businesses, results of operations and financial condition. For additional detail regarding cybersecurity and related risks, please see “Other Information – Computer System, Cybersecurity, and Service Disruption Risks” in this prospectus.
American Funds Insurance Series® Asset Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Asset Allocation Fund(Class 1)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	16.74%
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	8.59%
Fidelity® VIP Freedom 2020 PortfolioSM
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2020 PortfolioSM (Service Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	7.55%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	5.91%
Fidelity® VIP Freedom 2025 PortfolioSM
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2025 PortfolioSM (Service Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	8.40%
Average Annual Total Returns, 5 Years [Percent]	5.66%
Average Annual Total Returns, 10 Years [Percent]	6.43%
Fidelity® VIP Freedom 2030 PortfolioSM
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2030 PortfolioSM (Service Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	9.34%
Average Annual Total Returns, 5 Years [Percent]	6.40%
Average Annual Total Returns, 10 Years [Percent]	7.20%
Fidelity® VIP Freedom 2035 PortfolioSM
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2035 PortfolioSM (Service Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	10.93%
Average Annual Total Returns, 5 Years [Percent]	7.73%
Average Annual Total Returns, 10 Years [Percent]	8.17%
Fidelity® VIP Freedom 2040 PortfolioSM
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2040 PortfolioSM (Service Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	12.99%
Average Annual Total Returns, 5 Years [Percent]	8.98%
Average Annual Total Returns, 10 Years [Percent]	8.84%
Fidelity® VIP Freedom 2045 PortfolioSM
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2045 PortfolioSM (Service Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	13.70%
Average Annual Total Returns, 5 Years [Percent]	9.23%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Fidelity® VIP Freedom 2050 PortfolioSM
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2050 PortfolioSM (Service Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	13.74%
Average Annual Total Returns, 5 Years [Percent]	9.23%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Fidelity® VIP Freedom 2055 PortfolioSM
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2055 PortfolioSM (Service Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	9.22%
Fidelity® VIP Freedom 2060 PortfolioSM
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2060 PortfolioSM (Service Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	9.23%
Fidelity® VIP Freedom 2065 PortfolioSM
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2065 PortfolioSM (Service Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	13.70%
Average Annual Total Returns, 5 Years [Percent]	9.23%
Fidelity® VIP Freedom Income PortfolioSM
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Income PortfolioSM (Service Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	4.28%
Average Annual Total Returns, 5 Years [Percent]	2.40%
Average Annual Total Returns, 10 Years [Percent]	3.34%
MML Aggressive Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Aggressive Allocation Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.74%
Average Annual Total Returns, 5 Years [Percent]	8.20%
Average Annual Total Returns, 10 Years [Percent]	8.00%
MML American Funds Core Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML American Funds Core Allocation Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	11.87%
Average Annual Total Returns, 5 Years [Percent]	6.78%
Average Annual Total Returns, 10 Years [Percent]	6.81%
MML Balanced Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Balanced Allocation Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	4.73%
Average Annual Total Returns, 10 Years [Percent]	5.18%
MML Conservative Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Conservative Allocation Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	6.61%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	4.52%
MML Growth Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Growth Allocation Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	10.93%
Average Annual Total Returns, 5 Years [Percent]	7.04%
Average Annual Total Returns, 10 Years [Percent]	6.99%
MML Moderate Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Moderate Allocation Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	8.87%
Average Annual Total Returns, 5 Years [Percent]	5.47%
Average Annual Total Returns, 10 Years [Percent]	5.82%
Schwab® VIT Balanced Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Schwab® VIT Balanced Portfolio
Portfolio Company Adviser [Text Block]	Schwab Asset Management
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	7.86%
Average Annual Total Returns, 5 Years [Percent]	3.82%
Average Annual Total Returns, 10 Years [Percent]	4.03%
Schwab® VIT Balanced with Growth Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Schwab® VIT Balanced with Growth Portfolio
Portfolio Company Adviser [Text Block]	Schwab Asset Management
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	9.98%
Average Annual Total Returns, 5 Years [Percent]	5.41%
Average Annual Total Returns, 10 Years [Percent]	5.39%
Schwab® VIT Growth Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Schwab® VIT Growth Portfolio
Portfolio Company Adviser [Text Block]	Schwab Asset Management
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.78%
Average Annual Total Returns, 5 Years [Percent]	6.78%
Average Annual Total Returns, 10 Years [Percent]	6.54%
Invesco V.I. Government Money Market Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Government Money Market Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	4.99%
Average Annual Total Returns, 5 Years [Percent]	2.30%
Average Annual Total Returns, 10 Years [Percent]	1.56%
MML U.S. Government Money Market Fund
Prospectus:
Portfolio Company Name [Text Block]	MML U.S. Government Money Market Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	4.80%
Average Annual Total Returns, 5 Years [Percent]	2.16%
Average Annual Total Returns, 10 Years [Percent]	1.43%
American Funds Insurance Series® American High-Income Trust®
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® American High-Income Trust® (Class 1A)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	9.73%
Average Annual Total Returns, 5 Years [Percent]	5.54%
Average Annual Total Returns, 10 Years [Percent]	5.39%
American Funds Insurance Series® Capital World Bond Fund®
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital World Bond Fund®(Class 1)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	6.39%
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	0.62%
American Funds Insurance Series® The Bond Fund of America®
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® The Bond Fund of America® (Class 1A)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	1.23%
Average Annual Total Returns, 5 Years [Percent]	0.31%
Average Annual Total Returns, 10 Years [Percent]	1.73%
American Funds Insurance Series® U.S. Government Securities Fund®
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® U.S. Government Securities Fund® (Class 1A)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	0.70%
Average Annual Total Returns, 5 Years [Percent]	0.12%
Average Annual Total Returns, 10 Years [Percent]	1.17%
BlackRock High Yield V.I. Fund
Prospectus:
Portfolio Company Name [Text Block]	BlackRock High Yield V.I. Fund (Class I)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	8.29%
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	5.00%
BlackRock Total Return V.I. Fund
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Total Return V.I. Fund (Class I)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	1.39%
Average Annual Total Returns, 5 Years [Percent]	(0.20%)
Average Annual Total Returns, 10 Years [Percent]	1.42%
Dimensional VA Global Bond Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA Global Bond Portfolio (Institutional Class)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	5.38%
Average Annual Total Returns, 5 Years [Percent]	0.81%
Average Annual Total Returns, 10 Years [Percent]	1.53%
Dimensional VIT Inflation-Protected Securities Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VIT Inflation-Protected Securities Portfolio (Institutional Class)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	1.88%
Average Annual Total Returns, 5 Years [Percent]	1.82%
Eaton Vance VT Floating-Rate Income Fund
Prospectus:
Portfolio Company Name [Text Block]	Eaton Vance VT Floating-Rate Income Fund (ADV Class)
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	4.19%
Fidelity® VIP Bond Index Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Bond Index Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	1.00%
Average Annual Total Returns, 5 Years [Percent]	(0.72%)
Franklin Strategic Income VIP Fund
Prospectus:
Portfolio Company Name [Text Block]	Franklin Strategic Income VIP Fund (Class 2)
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	1.19%
Average Annual Total Returns, 10 Years [Percent]	1.98%
Goldman Sachs Core Fixed Income Fund
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Core Fixed Income Fund (Service)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	0.89%
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	1.18%
Invesco V.I. Global Strategic Income Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Global Strategic Income Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	3.16%
Average Annual Total Returns, 5 Years [Percent]	(0.14%)
Average Annual Total Returns, 10 Years [Percent]	1.53%
LVIP American Century Inflation Protection Fund
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Inflation Protection Fund (Service Class)
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	1.54%
Average Annual Total Returns, 5 Years [Percent]	1.22%
Average Annual Total Returns, 10 Years [Percent]	1.73%
MFS® Government Securities Portfolio
Prospectus:
Portfolio Company Name [Text Block]	MFS® Government Securities Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	0.77%
Average Annual Total Returns, 5 Years [Percent]	(0.79%)
Average Annual Total Returns, 10 Years [Percent]	0.66%
MML Inflation-Protected and Income Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Inflation-Protected and Income Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	2.72%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	2.41%
MML Managed Bond Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Managed Bond Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	3.88%
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	1.79%
MML Short-Duration Bond Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Short-Duration Bond Fund (Class II)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	6.48%
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	2.07%
MML Total Return Bond Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Total Return Bond Fund (Class II)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Metropolitan West Asset Management, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	0.47%
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	1.13%
PIMCO Emerging Markets Bond Portfolio
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Emerging Markets Bond Portfolio (Advisor Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	7.44%
Average Annual Total Returns, 5 Years [Percent]	0.82%
Average Annual Total Returns, 10 Years [Percent]	3.27%
PIMCO Global Bond Opportunities Portfolio (Unhedged)
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Global Bond Opportunities Portfolio (Unhedged) (Administrative Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(0.50%)
Average Annual Total Returns, 5 Years [Percent]	(0.33%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
PIMCO High Yield Portfolio
Prospectus:
Portfolio Company Name [Text Block]	PIMCO High Yield Portfolio (Administrative Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	6.90%
Average Annual Total Returns, 5 Years [Percent]	3.36%
Average Annual Total Returns, 10 Years [Percent]	4.51%
PIMCO Long-Term U.S. Government Portfolio
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Long-Term U.S. Government Portfolio(Administrative Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	2.58%
Average Annual Total Returns, 1 Year [Percent]	(6.02%)
Average Annual Total Returns, 5 Years [Percent]	(4.92%)
Average Annual Total Returns, 10 Years [Percent]	(0.72%)
PIMCO Real Return Portfolio
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Real Return Portfolio (Administrative Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.13%
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	2.16%
PIMCO Total Return Portfolio
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio (Administrative Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	2.54%
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	1.54%
T. Rowe Price Limited-Term Bond Portfolio
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Limited-Term Bond Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Hong Kong Limited and T. Rowe Price International Ltd.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	4.97%
Average Annual Total Returns, 5 Years [Percent]	1.98%
Average Annual Total Returns, 10 Years [Percent]	1.81%
Templeton Global Bond VIP Fund
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund (Class 1)
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(11.13%)
Average Annual Total Returns, 5 Years [Percent]	(4.60%)
Average Annual Total Returns, 10 Years [Percent]	(1.79%)
Vanguard VIF High-Yield Bond Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF High Yield Bond Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP and The Vanguard Group, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	6.45%
Average Annual Total Returns, 5 Years [Percent]	3.37%
Average Annual Total Returns, 10 Years [Percent]	4.53%
Vanguard VIF Short-Term Investment-Grade Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Short-Term Investment-Grade Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	4.89%
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	2.24%
Western Asset Long Credit VIT
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Long Credit VIT (Class I)
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC and Western Asset Management Company Limited
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	0.39%
MML Blend Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Blend Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	14.64%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	7.90%
TOPS® Aggressive Growth ETF Portfolio
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Aggressive Growth ETF Portfolio (Class 1)
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	12.21%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	8.40%
TOPS® Balanced ETF Portfolio
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Balanced ETF Portfolio (Class 1)
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	7.04%
Average Annual Total Returns, 5 Years [Percent]	4.93%
Average Annual Total Returns, 10 Years [Percent]	5.09%
TOPS® Conservative ETF Portfolio
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Conservative ETF Portfolio (Class 1)
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	6.22%
Average Annual Total Returns, 5 Years [Percent]	4.00%
Average Annual Total Returns, 10 Years [Percent]	4.03%
TOPS® Growth ETF Portfolio
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Growth ETF Portfolio (Class 1)
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	11.09%
Average Annual Total Returns, 5 Years [Percent]	7.65%
Average Annual Total Returns, 10 Years [Percent]	7.52%
TOPS® Moderate Growth ETF Portfolio
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Moderate Growth ETF Portfolio (Class 1)
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	8.99%
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	6.38%
Vanguard VIF Balanced Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Balanced Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	8.37%
American Funds Insurance Series® Washington Mutual Investors Fund
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Washington Mutual Investors Fund (Class 1A)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	19.15%
Average Annual Total Returns, 5 Years [Percent]	12.19%
Average Annual Total Returns, 10 Years [Percent]	10.27%
BlackRock Basic Value V.I. Fund
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Basic Value V.I. Fund (Class I)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	10.37%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	7.78%
Dimensional VA U.S. Large Value Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA U.S. Large Value Portfolio (Institutional Class)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	13.38%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Invesco V.I. Comstock Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	15.18%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	9.49%
MFS® Value Series
Prospectus:
Portfolio Company Name [Text Block]	MFS® Value Series (Initial Class)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	11.61%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	8.63%
MML Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Equity Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	19.39%
Average Annual Total Returns, 5 Years [Percent]	10.80%
Average Annual Total Returns, 10 Years [Percent]	9.07%
MML Equity Income Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Equity Income Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	8.26%
MML Income & Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Income & Growth Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	10.22%
Average Annual Total Returns, 10 Years [Percent]	9.34%
Vanguard VIF Diversified Value Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Diversified Value Portfolio
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	9.76%
Vanguard VIF Equity Income Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Equity Income Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP and The Vanguard Group, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	15.12%
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	9.89%
American Funds Insurance Series® Growth-Income Fund
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth-Income Fund (Class 1A)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	24.24%
Average Annual Total Returns, 5 Years [Percent]	13.02%
Average Annual Total Returns, 10 Years [Percent]	12.27%
Fidelity® VIP Contrafund® Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	33.79%
Average Annual Total Returns, 5 Years [Percent]	17.04%
Average Annual Total Returns, 10 Years [Percent]	13.62%
Fidelity® VIP Index 500 Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio (Service Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.19%
Average Annual Total Returns, 1 Year [Percent]	24.77%
Average Annual Total Returns, 5 Years [Percent]	14.29%
Average Annual Total Returns, 10 Years [Percent]	12.88%
Fidelity® VIP Total Market Index Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Total Market Index Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	23.38%
Average Annual Total Returns, 5 Years [Percent]	13.46%
Invesco V.I. Diversified Dividend Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Diversified Dividend Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	13.22%
Average Annual Total Returns, 5 Years [Percent]	7.64%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Invesco V.I. Main Street Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Fund® (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	23.64%
Average Annual Total Returns, 5 Years [Percent]	12.08%
Average Annual Total Returns, 10 Years [Percent]	11.24%
MFS® Blended Research® Core Equity Portfolio
Prospectus:
Portfolio Company Name [Text Block]	MFS® Blended Research® Core Equity Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	25.50%
Average Annual Total Returns, 5 Years [Percent]	15.15%
Average Annual Total Returns, 10 Years [Percent]	12.32%
MML Focused Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Focused Equity Fund (Class II)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.09%
Average Annual Total Returns, 5 Years [Percent]	9.71%
Average Annual Total Returns, 10 Years [Percent]	10.62%
MML Fundamental Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Fundamental Equity Fund (Class II)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	23.71%
Average Annual Total Returns, 5 Years [Percent]	13.21%
Average Annual Total Returns, 10 Years [Percent]	13.43%
MML Sustainable Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Sustainable Equity Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	19.94%
Average Annual Total Returns, 5 Years [Percent]	12.53%
Average Annual Total Returns, 10 Years [Percent]	11.82%
Schwab® S&P 500 Index Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Schwab® S&P 500 Index Portfolio
Portfolio Company Adviser [Text Block]	Schwab Asset Management
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	24.95%
Average Annual Total Returns, 5 Years [Percent]	14.47%
Average Annual Total Returns, 10 Years [Percent]	13.01%
Vanguard VIF Capital Growth Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Capital Growth Portfolio
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	13.41%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	12.37%
Fidelity® VIP Growth Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio (Service Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	30.27%
Average Annual Total Returns, 5 Years [Percent]	18.81%
Average Annual Total Returns, 10 Years [Percent]	16.51%
Invesco V.I. American Franchise Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. American Franchise Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	34.89%
Average Annual Total Returns, 5 Years [Percent]	15.85%
Average Annual Total Returns, 10 Years [Percent]	14.16%
MFS® Growth Series
Prospectus:
Portfolio Company Name [Text Block]	MFS® Growth Series (Initial Class)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	31.47%
Average Annual Total Returns, 5 Years [Percent]	14.74%
Average Annual Total Returns, 10 Years [Percent]	15.11%
MML American Funds Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	MML American Funds Growth Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	31.11%
Average Annual Total Returns, 5 Years [Percent]	18.33%
Average Annual Total Returns, 10 Years [Percent]	16.10%
MML Blue Chip Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Blue Chip Growth Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	35.70%
Average Annual Total Returns, 5 Years [Percent]	13.93%
Average Annual Total Returns, 10 Years [Percent]	14.51%
MML Large Cap Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Large Cap Growth Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	34.09%
Average Annual Total Returns, 5 Years [Percent]	18.12%
Average Annual Total Returns, 10 Years [Percent]	15.29%
Vanguard VIF Growth Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Growth Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	33.14%
Average Annual Total Returns, 5 Years [Percent]	15.96%
Average Annual Total Returns, 10 Years [Percent]	14.67%
Dimensional VA U.S. Targeted Value Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA U.S. Targeted Value Portfolio (Institutional Class)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	8.14%
Average Annual Total Returns, 5 Years [Percent]	12.55%
Average Annual Total Returns, 10 Years [Percent]	9.46%
Franklin Small Cap Value VIP Fund
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund (Class 2)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.71%
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	8.17%
Goldman Sachs Mid Cap Value Fund
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund (Institutional)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.40%
Average Annual Total Returns, 5 Years [Percent]	9.86%
Average Annual Total Returns, 10 Years [Percent]	7.99%
Macquarie VIP Small Cap Value Series
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Small Cap Value Series (Service Class)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.02%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Average Annual Total Returns, 10 Years [Percent]	7.30%
MFS® Mid Cap Value Portfolio
Prospectus:
Portfolio Company Name [Text Block]	MFS® Mid Cap Value Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	13.75%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	9.05%
MML Mid Cap Value Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Mid Cap Value Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.53%
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]	8.05%
MML Small Company Value Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Small Company Value Fund (Class II)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	7.76%
Average Annual Total Returns, 10 Years [Percent]	8.32%
MML Small/Mid Cap Value Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Small/Mid Cap Value Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	10.29%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	7.83%
BlackRock Small Cap Index V.I. Fund
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Small Cap Index V.I. Fund (Class III)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	11.07%
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	7.34%
BNY Mellon MidCap Stock Portfolio (Service Shares)
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon MidCap Stock Portfolio (Service Shares)
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.33%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	7.22%
Fidelity® VIP Extended Market Index Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Extended Market Index Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Goldman Sachs Small Cap Equity Insights Fund
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Equity Insights Fund (Institutional)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	19.05%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	8.97%
Invesco V.I. Small Cap Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Small Cap Equity Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	18.09%
Average Annual Total Returns, 5 Years [Percent]	10.89%
Average Annual Total Returns, 10 Years [Percent]	8.09%
Lord Abbett Mid Cap Stock Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Mid Cap Stock Portfolio (Class VC)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	6.83%
MML Small Cap Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Small Cap Equity Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	10.64%
Average Annual Total Returns, 10 Years [Percent]	9.16%
Vanguard VIF Mid-Cap Index Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Mid-Cap Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Goldman Sachs Mid Cap Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth Fund (Service)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	20.29%
Average Annual Total Returns, 5 Years [Percent]	11.05%
Average Annual Total Returns, 10 Years [Percent]	10.21%
Invesco V.I. Discovery Mid Cap Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	24.23%
Average Annual Total Returns, 5 Years [Percent]	0.21%
Average Annual Total Returns, 10 Years [Percent]	11.57%
LVIP American Century Capital Appreciation Fund
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Capital Appreciation Fund(Standard Class II)
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	24.98%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	10.96%
MML Mid Cap Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Mid Cap Growth Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	11.16%
Average Annual Total Returns, 5 Years [Percent]	7.73%
Average Annual Total Returns, 10 Years [Percent]	10.20%
MML Small Cap Growth Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Small Cap Growth Equity Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	10.29%
Average Annual Total Returns, 5 Years [Percent]	7.58%
Average Annual Total Returns, 10 Years [Percent]	9.24%
American Funds Insurance Series® Capital World Growth and Income Fund
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital World Growth and Income Fund (Class 1A)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	14.00%
Average Annual Total Returns, 5 Years [Percent]	7.30%
Average Annual Total Returns, 10 Years [Percent]	8.51%
American Funds Insurance Series® Global Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Growth Fund (Class 1)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	13.94%
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	11.02%
American Funds Insurance Series® Global Small Capitalization Fund
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Small Capitalization Fund (Class 1)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	2.59%
Average Annual Total Returns, 5 Years [Percent]	3.26%
Average Annual Total Returns, 10 Years [Percent]	6.07%
American Funds Insurance Series® International Growth and Income Fund
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® International Growth and Income Fund (Class 1)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	3.64%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	4.25%
American Funds Insurance Series® New World Fund®
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund® (Class 1)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	6.86%
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	6.49%
Dimensional VA International Small Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA International Small Portfolio (Institutional Class)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	3.82%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	5.91%
Fidelity® VIP Emerging Markets Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.04%
Average Annual Total Returns, 5 Years [Percent]	4.35%
Average Annual Total Returns, 10 Years [Percent]	6.05%
Fidelity® VIP International Index Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	4.82%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Fidelity® VIP Overseas Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Overseas Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.05%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	6.32%
Franklin Mutual Global Discovery VIP Fund
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP Fund (Class 2)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	4.66%
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	5.87%
Goldman Sachs International Equity Insights Fund
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs International Equity Insights Fund (Institutional)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	6.13%
Average Annual Total Returns, 5 Years [Percent]	5.47%
Average Annual Total Returns, 10 Years [Percent]	4.88%
Invesco Oppenheimer V.I. International Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(1.67%)
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	4.41%
Invesco V.I. EQV International Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	0.62%
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	4.36%
Invesco V.I. Global Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Global Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	16.07%
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	9.85%
LVIP American Century International Fund
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century International Fund (Standard Class II)
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	2.61%
Average Annual Total Returns, 5 Years [Percent]	3.54%
Average Annual Total Returns, 10 Years [Percent]	4.93%
Macquarie VIP Emerging Markets Series
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Emerging Markets Series (Service Class)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	4.77%
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]	3.75%
MFS® International Intrinsic Value Portfolio
Prospectus:
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	7.25%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	7.53%
MML Foreign Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Foreign Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Thompson, Siegel and Walmsley LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	3.46%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	3.31%
MML Global Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Global Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	5.46%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	7.29%
MML International Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML International Equity Fund (Class II)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company and Harris Associates L.P.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	0.84%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	4.31%
Vanguard VIF International Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF International Portfolio
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	9.01%
Average Annual Total Returns, 5 Years [Percent]	6.27%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Fidelity® VIP Real Estate Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Real Estate Portfolio (Service Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	6.38%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	3.83%
Invesco V.I. Global Real Estate Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Global Real Estate Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(1.80%)
Average Annual Total Returns, 5 Years [Percent]	(2.39%)
Average Annual Total Returns, 10 Years [Percent]	1.52%
Macquarie VIP Asset Strategy Series
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Asset Strategy Series (Service Class)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.44%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	5.27%
Macquarie VIP Science and Technology Series
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Science and Technology Series (Service Class)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	30.59%
Average Annual Total Returns, 5 Years [Percent]	14.05%
Average Annual Total Returns, 10 Years [Percent]	13.54%
MFS® Global Real Estate Portfolio
Prospectus:
Portfolio Company Name [Text Block]	MFS® Global Real Estate Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(2.69%)
Average Annual Total Returns, 5 Years [Percent]	0.91%
Average Annual Total Returns, 10 Years [Percent]	4.72%
MFS® Utilities Series
Prospectus:
Portfolio Company Name [Text Block]	MFS® Utilities Series (Initial Class)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	6.29%
MML Managed Volatility Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Managed Volatility Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Gateway Investment Advisers, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	14.85%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	5.36%
PIMCO All Asset Portfolio
Prospectus:
Portfolio Company Name [Text Block]	PIMCO All Asset Portfolio (Administrative Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Portfolio Company Subadviser [Text Block]	Research Affiliates
Current Expenses [Percent]	2.27%
Average Annual Total Returns, 1 Year [Percent]	3.74%
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	4.37%
PIMCO CommodityRealReturn® Strategy Portfolio
Prospectus:
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	2.38%
Average Annual Total Returns, 1 Year [Percent]	3.97%
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	1.55%
Vanguard VIF Real Estate Index Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Real Estate Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	4.74%
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	4.99%
Base Selected Face Amount Percentage Charge
Prospectus:
Other Surrender Fees, Description [Text Block]	Base Selected Face Amount Percentage Charge
Other Surrender Fees, When Deducted [Text Block]	When you pay premium
Other Surrender Fees (of Other Amount), Maximum [Percent]	0.50%
Other Surrender Fees (of Other Amount), Current [Percent]	0.50%
Term Rider Selected Face Amount Percentage Charge
Prospectus:
Other Surrender Fees, Description [Text Block]	Term Rider Selected Face Amount Percentage Charge
Other Surrender Fees, When Deducted [Text Block]	When you pay premium
Other Surrender Fees (of Other Amount), Maximum [Percent]	0.50%
Other Surrender Fees (of Other Amount), Current [Percent]	0.50%
Supplemental Monthly Term Insurance Rider (Cost of Insurance Charge)
Prospectus:
Optional Benefit Charge, Description [Text Block]	Supplemental Monthly Term Insurance Rider (Cost of Insurance Charge)(1)(6)
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the policy’sMonthly Calculation Date
Optional Benefit Charge, Representative [Text Block]	RepresentativeInsured:Age 45,Non-Smoker,Standard Risk(3)$0.04 per $1,000 of Insurance Risk
Optional Benefit Expense, Maximum [Dollars]	$ 31.33
Optional Benefit Expense, Minimum [Dollars]	$ 0.01
Supplemental Monthly Term Insurance Rider (Face Amount Charge)
Prospectus:
Optional Benefit Charge, Description [Text Block]	Supplemental Monthly Term Insurance Rider (Face Amount Charge)
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the policy’sMonthly Calculation Date
Optional Benefit Expense, Maximum [Dollars]	$ 0.025
Optional Benefit Expense, Current [Dollars]	$ 0.025
Option 1 Death Benefit
Prospectus:
Standard Death Benefit [Text Block]	Death Benefit Option 1 – the death benefit is the greater of:the Base Selected Face Amount in effect on the date of death; orthe Minimum Death Benefit in effect on the date of death.
Option 2 Death Benefit
Prospectus:
Standard Death Benefit [Text Block]	Death Benefit Option 2 – the death benefit is the greater of:the sum of the Base Selected Face Amount in effect on the date of death, plus the Account Value on the date of death; orthe Minimum Death Benefit in effect on the date of death.
Option 3 Death Benefit
Prospectus:
Standard Death Benefit [Text Block]	Death Benefit Option 3 – the death benefit is the greatest of:the sum of the Base Selected Face Amount in effect on the date of death, plus the sum of all premiums paid (and not refunded), less withdrawals; orthe Base Selected Face Amount in effect on the date of death; orthe Minimum Death Benefit in effect on the date of death.
Automated Account Re-balancing Program
Prospectus:
Name of Benefit [Text Block]	Automated Account Re-balancing Program
Purpose of Benefit [Text Block]	Automatically rebalances Separate Account Divisions and GPA to maintain specified percent allocation of Account Value.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Can change allocation percentages only once each Policy Year.Cannot use with Automated Account Transfer Program.Allocations to the GPA may only be reduced by up to 25% of the non-loaned portion of the GPA once each Policy Year.
Name of Benefit [Text Block]	Automated Account Re-balancing Program
Automated Account Value Transfer Program
Prospectus:
Name of Benefit [Text Block]	Automated Account Value Transfer Program
Purpose of Benefit [Text Block]	Automatically transfers a specific amount of Account Value from a single Separate Account Division to other Divisions or the GPA monthly.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Cannot use with the Automated Account Re-balancing Program.
Name of Benefit [Text Block]	Automated Account Value Transfer Program
Overloan Protection Rider
Prospectus:
Optional Benefit Charge, Description [Text Block]	Overloan Protection Rider
Optional Benefit Charge, When Deducted [Text Block]	Once, when you exercise the rider
Optional Benefit Charge, Representative [Text Block]	Representative Insured:Age 803.19% of Account Value
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.71%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	1.02%
Name of Benefit [Text Block]	Overloan Protection Rider
Purpose of Benefit [Text Block]	Prevents policy lapse due to Policy Debt by providing a guaranteed paid-up insurance benefit.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Requirements:Policy In Force and at or past 15th Policy Anniversary.Insured at least Attained Age 75.Account Value at least $100,000.Non-loaned Account Value must be sufficient to pay rider charge (if not, Owner required to repay Policy Debt to exercise rider).Policy issued under Guideline Premium Test.Policy is not and upon exercise of rider will not become a MEC.Policy Debt exceeds specified percentage of Account Value.Amounts that can be withdrawn without federal tax penalty have been withdrawn.Exercising rider results in:Change to Option 1 death benefit if not already selected.Total Selected Face Amount equals Minimum Death Benefit.Loaned Account Value earns interest at loan interest rate.Non-loaned Account Value held in GPA and accrues interest at not less than minimum GPA rate.All other riders terminate.No additional premiums allowed.No further policy loans or repayments.No further policy changes, transfers, and withdrawals allowed.Death benefit adjusted and may be reduced to Minimum Death Benefit.
Name of Benefit [Text Block]	Overloan Protection Rider
Operation of Benefit [Text Block]	Overloan Protection RiderThis rider may prevent the policy from lapsing due to Policy Debt by providing a guaranteed paid-up insurance benefit upon exercise of this rider, subject to certain conditions being met. This rider is designed to enable the Policy Owner with a substantially depleted Surrender Value, due to Policy Debt, to potentially avoid the negative tax consequences associated with the lapsing of the policy.Note: The Internal Revenue Service (IRS) has not issued guidance on the tax consequences of exercising the Overloan Protection Rider. It is possible that the IRS could assert that the Policy Debt should be treated as a distribution, in whole or in part, when this rider is invoked. Consult with a tax adviser regarding the risks associated with invoking this rider.This rider is included automatically with the policy on the Issue Date if the policy was issued using the Guideline Premium Test under Section 7702 of the IRC. The rider cannot be elected after the policy Issue Date or if the policy was issued using the Cash Value Accumulation Test under Section 7702 of the IRC.In the event that the policy non-loaned Account Value is insufficient to cover the policy’s monthly charges, this rider provides a paid-up life insurance benefit. A Written Request to exercise the rider must be sent to our Administrative Office in Good Order. There is a one-time charge to exercise this rider. The charge is equal to the Account Value multiplied by a percentage which varies by the Insured’s Attained Age at the time the rider is exercised. The percentages are shown below. The rider will be effective (Rider Effective Date) on the next Monthly Calculation Date after:(1) we have received the Policy Owner’s Written Request in Good Order to exercise the rider; and(2) all other conditions for exercising the rider have been met.Once the rider has been exercised, the Death Benefit Option will be changed to Option 1 (if the Death Benefit Option is not already Death Benefit Option 1) and the Total Selected Face Amount will be reduced to equal the Minimum Death Benefit after the rider charge is taken.The rider cannot be exercised unless the policy meets all of the following requirements:The policy is In Force and has reached the 15th Policy Anniversary date;The Insured is at least Attained Age 75;The Account Value of the policy must be at least $100,000;The non-loaned Account Value is sufficient to pay the Rider Charge (described below);The policy is issued under the federal Guideline Premium Test under Section 7702 of the Internal Revenue Code, asamended;The policy is not, and exercise of this rider will not cause the policy to become, a ‘‘modified endowment contract’’under the Internal Revenue Code;The Policy Debt exceeds a specified percentage of the Account Value after deduction of the rider charge. This percentageis called the ‘‘Overloan Rider Trigger’’ and varies by the Attained Age of the Insured. The Overloan Rider Trigger PointPercentages are shown on the table attached to the rider; andAll amounts that may be withdrawn from the policy without the imposition of federal income tax must be taken aspartial surrenders prior to exercise of the rider.The first time the requirements to exercise this rider are met, we will notify the Policy Owner.Exercising this rider will affect the policy and any other policy riders as follows:Interest will continue to accrue on the Policy Debt at the applicable loan interest rate;The loaned Account Value in the GPA will earn interest at the same rate as the loan interest rate;Any remaining non-loaned Account Value will be held in the GPA and will continue to accrue interest at not less than this policy’s guaranteed minimum interest rate for the GPA;All other riders, including without limitation any Term Rider or Cash Surrender Value Enhancement Rider will be terminated;No further monthly charges or additional charges will be taken from the Account Value;No further policy loans may be taken;No further policy changes, account transfers or partial surrenders will be allowed;No further premium payments or loan repayments will be allowed;The amount of the death benefit will be the maximum of (A) and (B) where:is the Base Selected Face Amount; andis the Minimum Death Benefit, calculated as of the date of the Insured’s death.The policy will be placed in paid-up status; andThe Policy Owner will be notified of the changes to the policy.The Overloan Protection Rider Trigger Point Percentages and Rider Charge Percentages vary by the Insured’s Attained Age.
Supplemental Monthly Term Insurance Rider
Prospectus:
Name of Benefit [Text Block]	Supplemental Monthly Term Insurance Rider
Purpose of Benefit [Text Block]	Provides monthly term insurance on the life of the Insured. The Term Rider Selected Face Amount supplements the Base Selected Face Amount.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The Base Selected Face Amount must be at least $25,000.Term Rider Selected Face Amount may not exceed ten times the Base Selected Face Amount.Requesting increase in Term Rider Selected Face Amount may require additional evidence of insurability.
Name of Benefit [Text Block]	Supplemental Monthly Term Insurance Rider
Operation of Benefit [Text Block]	Supplemental Monthly Term Insurance RiderThe Supplemental Monthly Term Insurance Rider (Term Rider) provides you with the option to purchase monthly term insurance on the life of the Insured. The Term Rider Selected Face Amount supplements the Base Selected Face Amount.You can add the Term Rider at the time of application or at a later time provided that the policy is In Force and the Term Rider is added before the Insured reaches Attained Age 75.If you add the Term Rider, your Term Rider Selected Face Amount must be at least $25,000.Before deciding whether to purchase the Term Rider, it is important to know that when the Term Rider is purchased, the compensation received by the registered representative and his or her firm may be less than when compared to purchasing insurance coverage under the base policy only.You should consider a number of factors when deciding to purchase coverage under the base policy only or to purchase a portion of the coverage under the Term Rider. There can be some important cost differences.If you compare a policy with the Term Rider to one that provides the same amount of total coverage without the Term Rider, the policy with the Term Rider will, in most cases, have a lower Target Premium and lower premium load charges (assuming the same premium payments are made on both polices).The following tables shows the estimated Target Premium and estimated premium load charge for a policy with a $1,000,000 Base Selected Face Amount and a policy with a $500,000 Base Selected Face Amount and $500,000 Term Rider Selected Face Amount. Assuming an annual premium payment of $73,590, the estimated premium load charge is less for the policy that has allocated a portion of the coverage to the Term Rider. This is because the Target Premium is calculated based on the coverage provided under the base policy only and does not take into account coverage provided under the Term Rider.$1,000,000 BaseSelected Face Amount$500,000 Base Selected Face Amount and $500,000 Term Rider
	Selected Face AmountEstimated Target Premium$73,590$36,795Estimated Premium Load Charge$4,820.15$2,594.05As shown in the charts above, by allocating at least a portion of the coverage to the Term Rider, you can potentially lower the Target Premium and the premium load charges for your policy. Please see ‘‘Appendix E – Examples of Charge Blending.’’ As a result of the lower premium load charges, for a given premium level, the amount of the Net Premium available for allocation among the Separate Account Divisions and/or the GPA will be greater. This will generally result in higher Surrender Values as compared to a policy with the same total coverage amount but without the Term Rider.A registered representative can answer any questions and provide illustrations demonstrating the impact of purchasing coverage under the Term Rider. When deciding whether to purchase coverage under the Term Rider, or how much coverage to purchase under the Term Rider, you may want to consider requesting additional illustrations to see examples of how allocating various amounts of coverage to the Term Rider may potentially impact the overall performance of the policy (in particular, an illustration including the maximum amount of the Term Rider at ten times the Base Selected Face Amount).The amount of monthly term insurance In Force under the Term Rider is equal to the Term Rider Selected Face Amount reduced (to not less than zero) by the excess, if any, of the policy Minimum Death Benefit over:For Death Benefit Option 1, the Base Selected Face Amount;For Death Benefit Option 2, the Base Selected Face Amount plus the policy’s Account Value; orFor Death Benefit Option 3, the greater of: (i) the Base Selected Face Amount, or (ii) the Base Selected Face Amount, plus the sum of all premiums paid (and not refunded), less any withdrawals.We deduct monthly charges for the Term Rider from the Account Value on each Monthly Calculation Date. We assess monthly charges of two types for this rider:Rider Face Amount ChargeThis charge is based on the initial amount of monthly term insurance.This charge is guaranteed not to exceed $0.025 per $1,000 of amount of monthly term insurance.Term Rider Cost of Insurance ChargeThe amount of this charge is equal to the monthly insurance rate multiplied by each $1,000 of monthly term insurance that requires a charge (calculated as described below). Monthly rates may be changed by us from time to time. However, the rates for the Term Rider will never be more than the maximum rates shown in the policy specifications.These rates are calculated using 125% of the 2017 Commissioners’ Standard Ordinary Mortality Table, male or female, the non-smoker or smoker table, and age of the Insured on his/her last birthday. For policies issued on a unisex basis, these rates are calculated using 125% of the 2017 Commissioners’ Standard Ordinary Mortality Table, 80% male, the non-smoker or smoker table, and age of the Insured on his/her last birthday.We have the right to charge less than the maximum charges shown in the ‘‘Rider Charges’’ tables. This charge may be based on our expectations of future mortality, investment earnings, persistency and expense results, capital and reserve requirements, taxes and future profits. We may set different monthly cost of insurance rates for the Base Selected Face Amount and the Term Rider Selected Face Amount. The current rates for the Term Rider are equal to or lower than the rates for the base policy in all years.The amount of monthly term insurance that requires a charge is computed as of the date the charge is due. The amount is determined by calculating the amount of monthly term insurance in the manner described above. We then divide this amount by an amount equal to 1 plus the monthly equivalent of the minimum annual interest rate for the GPA (1%). The result is the amount of monthly term insurance that requires a charge. Please see ‘‘Appendix F – Example of Amount of Monthly Term Insurance and Term Cost of Insurance Charge Calculation’’ for an example of each of these calculations.You may increase the Term Rider Selected Face Amount by submitting a Written Request in Good Order to us. We will require satisfactory evidence of insurability for your requested increase. The Term Rider Selected Face Amount cannot exceed ten times the Base Selected Face Amount. You may also decrease the Term Rider Selected Face Amount by submitting a Written Request in Good Order to us.Upon withdrawal of the policy’s Account Value, we may decrease the Term Rider Selected Face Amount in addition to the Base Selected Face Amount to prevent an increase in Insurance Risk. If a decrease is required, the Term Rider Selected Face Amount will be decreased first.The Term Rider will terminate on the earliest of:the date of termination of the policy; orthe end of the Grace Period, if any premium due to cover the monthly charges remains unpaid; orthe Monthly Calculation Date on or next following the date we receive a Written Request in Good Order from the Policy Owner to terminate the Term Rider; orthe date an Overloan Protection Rider (if applicable) is activated on the policy; orthe Paid-up Policy Date; orthe date the Insured reaches Attained Age 95; orthe death of the Insured.
Cash Surrender Value Enhancement Rider
Prospectus:
Name of Benefit [Text Block]	Cash Surrender Value Enhancement Rider
Purpose of Benefit [Text Block]	Provides for the payment of an increased Surrender Value when there is a complete surrender of the policy. The additional Surrender Value equals a partial return of charges assessed on the policy.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Must be selected at issue.Enhanced payment not available on surrender during Free Look period or on surrender that qualifies as Section 1035 exchange.Percentage used in enhanced payment calculation generally declines after first Policy Year and declines to zero at the beginning of the eleventh Policy Year.Electing the Supplemental Monthly Term Insurance Rider will reduce the enhanced payment under the rider.
Name of Benefit [Text Block]	Cash Surrender Value Enhancement Rider
Operation of Benefit [Text Block]	Cash Surrender Value Enhancement RiderThe Cash Surrender Value Enhancement Rider provides for the payment of an increased Surrender Value when there is a complete surrender of the policy (Enhancement Benefit). The Enhancement Benefit is essentially a partial return of policy charges assessed. In most instances, the Enhancement Benefit will not exceed the sum of all charges assessed on the policy.The rider can only be added at the time of policy issue.The Enhancement Benefit, if any, is not available upon a surrender during the Free Look period, nor is it available upon a surrender that qualifies as a Section 1035 exchange. In addition, it is important to note that while a Policy Owner can take a withdrawal or a loan while the rider is In Force, the maximum policy loan amount and maximum withdrawal amount available under the policy are not increased by the Enhancement Benefit.The duration and amounts of the Enhancement Benefit are set forth in ‘‘Appendix G – Factors Used in Calculating the Cash Surrender Value Enhancement Benefit.’’ Currently, the Enhancement Benefit is available upon full surrender of the policy during the first eleven Policy Years.The Enhancement Benefit is calculated monthly and is equal to (a) the applicable Enhancement Percentage multiplied by (c) an amount equal to:the sum of all premiums paid; lessthe sum of all withdrawals; and lessany Policy Debt.The percentages used in the Enhancement Benefit calculation generally decline after the first Policy Year. The Enhancement Benefit decreases to zero at the beginning of the eleventh Policy Year. See ‘‘Appendix G – Factors Used in Calculating the Cash Surrender Value Enhancement Benefit.’’If the Supplemental Monthly Term Insurance Rider is In Force, the Enhancement Benefit is reduced because of the lower premium load charges associated with the Term Rider. Please see ‘‘Appendix G – Factors Used in Calculating the Cash Surrender Value Enhancement Benefit.’’The Enhancement Benefit is paid from our General Investment Account at the time the policy is completely surrendered. As a General Investment Account obligation, the Enhancement Benefit is not part of the Separate Account and is an obligation of C.M. Life. This means the Enhancement Benefit, including the Policy Owner’s right to receive payment, is subject to C.M. Life’s claims paying ability.There is a charge for this rider that is applied against each premium payment made in Policy Years one through seven. This charge is equal to (A) plus (B) times the premium payment at that time, where:equals the Initial Base Selected Face Amount allocation (as a percentage of the initial Total Selected Face Amount) multiplied by the applicable Base Selected Face Amount Percentage Charge shown in the policy specifications pages; andequals the initial Term Rider Selected Face Amount allocation (as a percentage of the initial Total Selected Face Amount) multiplied by the applicable Term Rider Selected Face Amount Percentage Charge shown in the policy specifications pages.For purposes of this calculation, the Total Selected Face Amount is equal to the sum of the Base Selected Face Amount and the Term Rider Selected Face Amount. Please see ‘‘Appendix G – Example of Cash Surrender Value Enhancement Rider Charge Calculation’’ for an example of the calculation of the Cash Surrender Value Enhancement Rider charge.The rider will terminate upon the earliest of:the end of the 11th Policy Year;the lapse, exchange or termination of the policy;the absolute assignment of the policy;the death of the Insured; orthe receipt of a Written Request in Good Order from the Policy Owner to terminate this rider.Once terminated, the rider cannot be reinstated.

[1]
(1)	As a percentage of Fund assets.

[2]
(1)	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.

[3]
(1)	The ‘‘Target’’ Premium for a policy establishes a threshold for a policy’s premium loads. If you pay premiums that are below the Target Premium, your premium loads will be higher, as a percentage of premiums paid, than if you pay premiums that exceed the Target Premium. We set the Target Premium on the policy’s Issue Date. The amount of the Target Premium depends on: (i) the Initial Base Selected Face Amount of the policy; (ii) the Insured’s issue age; (iii) the Insured’s gender; and (iv) the Insured’s tobacco use classification. A table showing the Target Premiums at certain ages for a policy with a Base Selected Face Amount of $100,000 in all years can be found in the ‘‘Premiums’’ section.

[4]
(1)	These cost of insurance charge rates may not be representative of the rates that a typical Policy Owner will pay. These rates may vary by a number of factors, including but not limited to, the Insured’s issue age, Insured’s gender, Policy Year, tobacco use classification and risk classification. If you would like information on the cost of insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 665-2654.

[5]
(2)	The charge is assessed once at the time the Overloan Protection Rider is activated. The applicable percentage of Account Value varies by Attained Age.

[6]
(2)	The maximum cost of insurance charge rates are based on 100% of the ultimate 2017 Commissioners’ Standard Ordinary (2017 CSO), Age-Last Birthday, Gender and Smoker Distinct Table. For policies issued on a unisex basis, the maximum cost of insurance charge rates are based on 100% of the ultimate 2017 Commissioners’ Standard Ordinary (2017 CSO), Age-Last Birthday, 80% Male and Smoker Distinct Table.

[7]
(3)	The rates shown for ‘‘representative insured’’ are first year rates only.

[8]
(4)	The monthly Mortality & Expense Risk Fee is deducted from the then current Account Values in the Separate Account Divisions. This charge will be determined by multiplying one-twelfth of the Mortality & Expense Risk Charge Percentage by the Account Values in the Separate Account Divisions.

[9]
(5)	We charge interest on policy loans, but we also credit interest on the cash value we hold as collateral on policy loans. The Loan Interest Rate Expense Charge represents the difference (cost) between the loan interest rate we charge and the interest credited on loaned amounts.

[10]
(6)	The maximum cost of insurance charge rates are based on 125% of the ultimate 2017 Commissioners’ Standard Ordinary (2017 CSO), Age-Last Birthday, Gender and Smoker Distinct Table. For policies issued on a unisex basis, the maximum cost of insurance charge rates are based on 125% of the ultimate 2017 Commissioners’ Standard Ordinary (2017 CSO), Age-Last Birthday, 80% Male and Smoker Distinct Table.

[11]
(*)	Assumes policy issued to a 45 year-old male non-smoker and is funded with a $73,590 annual premium payment

[12]
(*)	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.

[13]
(1)	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

[14]
(10)	Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.

[15]
(2)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.

[16]
(3)	Dimensional VA Global Bond Portfolio formerly known as DFA VA Global Bond Portfolio.

[17]
(4)	Dimensional VIT Inflation-Protected Securities Portfolio formerly known as DFA VIT Inflation-Protected Securities Portfolio.

[18]
(5)	Dimensional VA U.S. Large Value Portfolio formerly known as DFA VA U.S. Large Value Portfolio.

[19]
(6)	The Fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the Fund prospectuses for more information about this “feeder” fund.

[20]
(7)	The MML American Funds Growth Fund invests all of its assets in the Class 1 shares of the American Funds Insurance Series® – Growth Fund. However, this Fund is not available directly as an investment choice under your MassMutual variable product. You should read the prospectus along with the prospectus for the MML American Funds Growth Fund.

[21]
(8)	Dimensional VA U.S. Targeted Value Portfolio formerly known as DFA VA U.S. Targeted Value Portfolio.

[22]
(9)	Dimensional VA International Small Portfolio formerly known as DFA VA International Small Portfolio.